UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367

                        Gabelli Equity Series Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                            ------------
                   Date of fiscal year end: September 30, 2003
                                            ------------------
                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                        THE GABELLI SMALL CAP GROWTH FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003


TO OUR SHAREHOLDERS,

      In many of our Funds' June 30, 2003 shareholder reports, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Our Annual Reports will be mailed separately and include the performance of the Fund with a description of the factors affecting the performance during the past year, along with the financial statements and the investment portfolio. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                     Sincerely yours,


                                                     /S/ BRUCE N. ALPERT

                                                     Bruce N. Alpert
                                                     Chief Operating Officer
                                                     Gabelli Funds, LLC
October 17, 2003

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                       THE GABELLI SMALL CAP GROWTH FUND,
                  THE RUSSELL 2000 INDEX AND THE S&P 500 INDEX

              Gabelli Small Cap      Russell 2000
                    Growth Fund             Index     S&P 500 Index
10/22/91                 10,000            10,000            10,000
9/30/92                  13,410            11,184            11,021
9/30/93                  17,229            14,897            12,464
9/30/94                  18,004            15,374            12,925
9/30/95                  21,513            18,971            16,777
9/30/96                  23,874            21,397            20,183
9/30/97                  33,949            28,499            28,337
9/30/98                  29,366            23,084            30,916
9/30/99                  35,016            27,486            39,508
9/30/00                  42,369            33,915            44,751
9/30/01                  39,204            26,722            32,843
9/30/02                  39,749            24,237            26,120
9/30/03                  50,815            33,084            32,485

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2003 (A)
              -----------------------------------------------------

                                                      YEAR TO      SINCE
                                          QUARTER      DATE    INCEPTION (B)   10 YEAR    5 YEAR    3 YEAR    1 YEAR
                                          -------     -------  -------------   -------    ------    ------    ------
  Gabelli Small Cap Growth Fund ......... 6.71%      19.80%       14.57%      11.42%     11.59%     6.25%     27.84%

  Russell 2000 Index .................... 9.08%      28.58%       10.24%       8.28%      7.46%    (0.82)%    36.50%
  Value Line Composite Index ............ 8.55%      28.36%       12.76%      11.73%     11.06%     5.48%     44.15%

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Russell 2000 and Value Line Composite Indices are unmanaged indicators of stock market performance. Performance for periods less than one year is not annualized. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and
     experience   more  abrupt  price   movements   than  large   capitalization
     securities.
 (b) From commencement of investment operations on October 22, 1991.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      Small cap stocks continued to outperform large cap stocks in the third quarter, and for the twelve month period through September 30, 2003 the Russell 2000 Index is up 36.5%, leading the Standard & Poor's ("S&P") 500 Index, which is up 24.4% during the trailing twelve month period, by a substantial margin. The Gabelli Small Cap Growth Fund is up 27.8% during the same one year period. Technology stocks have been the biggest winners in the small cap universe and our traditional under-weighting in the technology sector has restrained returns relative to the Russell 2000 Index. However, the strong performance of our industrial holdings and a good stock picking batting average produced solid returns this quarter and for the one year period.

      After three years of waiting, we are finally seeing a revival in merger and acquisition activity here and abroad. Although only one of our major positions was hit by takeover lightning -- SPS Technologies was acquired by Precision Castparts at a 45% premium -- deal activity has already had a ripple effect on the portfolio. Most notably, ArvinMeritor's hostile bid for Dana Corp. helped surface the values in auto parts company holdings such as Tenneco Automotive, Modine Manufacturing and Donaldson, all of which posted big gains this quarter and for the year.

      Once again, our biggest winners for the past twelve months came from a diverse group of industries, including wireless communications (Western Wireless), medical devices (Inamed), auto parts (Tenneco Automotive), bible publishing (Thomas Nelson), dental supplies (Sybron Dental) and computer software (Tyler Technologies). Our laggards list was also an eclectic group of companies including small group broadcaster Salem Communications, racetrack operator Magna Entertainment and irrigation equipment manufacturer Lindsay Manufacturing. Despite impressive performance this year, we believe small cap stocks are still reasonably valued.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In our efforts to bring to shareholders more timely portfolio information, Gabelli Funds' portfolio managers regularly participate in chat sessions on our website. Please visit www.gabelli.com for the specific dates and times of all of our upcoming chats. All chat sessions start at 4:15 PM (Eastern Time). Please arrive early, as participation is limited.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS -- 97.6%
              AEROSPACE -- 0.8%
      25,000  Herley Industries
                Inc.+ ............$    499,141 $    438,000
     196,000  Titan Corp.+ .......   4,150,445    4,084,640
                                  ------------ ------------
                                     4,649,586    4,522,640
                                  ------------ ------------
              AGRICULTURE -- 0.2%
      30,000  Cadiz Inc.+ ........       4,500        4,500
     106,000  Sylvan Inc.+ .......   1,168,567    1,049,400
                                  ------------ ------------
                                     1,173,067    1,053,900
                                  ------------ ------------
              AUTOMOTIVE -- 0.0%
       3,000  Oshkosh Truck Corp.       89,796      118,830
                                  ------------ ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.2%
      15,000  Aftermarket Technology
                Corp.+ ...........     184,800      171,150
       3,000  American Axle &
                Manufacturing
                Holdings Inc.+ ...      73,432       88,740
      10,000  ArvinMeritor Inc. ..     262,831      178,100
      41,000  BorgWarner Inc. ....   1,691,140    2,781,850
      90,000  Exide Technologies+       54,188        3,420
      40,000  Federal-Mogul Corp.+      79,500        8,800
     315,000  GenCorp Inc. .......   2,935,545    2,819,250
     170,000  Midas Inc.+ ........   2,117,273    2,237,200
     235,000  Modine Manufacturing
                Co. ..............   5,682,804    5,593,000
       5,250  Monro Muffler
                Brake Inc.+ ......      52,860      155,400
      20,000  Pep Boys - Manny,
                Moe & Jack .......     191,638      306,000
     153,500  Raytech Corp.+ .....     494,691      538,785
     195,500  Scheib (Earl) Inc.+    1,317,365      529,805
     160,000  Standard Motor
                Products Inc. ....   2,536,009    1,616,000
      26,300  Strattec Security
                Corp.+ ...........     916,664    1,253,458
      13,400  Superior Industries
                International Inc.     356,882      543,370
     389,000  Tenneco Automotive
                Inc.+ ............     906,080    2,446,810
      14,000  Thor Industries Inc.     259,454      756,280
     160,000  TransPro Inc.+ .....   1,390,729      656,000
                                  ------------ ------------
                                    21,503,885   22,683,418
                                  ------------ ------------
              AVIATION: PARTS AND SERVICES -- 3.5%
      25,000  AAR Corp.+ .........     302,990      200,500
     100,000  Aviall Inc.+ .......     896,691    1,238,000
      23,000  Barnes Group Inc. ..     448,713      597,080
      54,000  Curtiss-Wright Corp.   1,303,945    3,813,480
      17,100  Curtiss-Wright Corp.,
                Cl. B ............     956,620    1,224,360
       7,500  Ducommun Inc.+ .....      80,125      122,250
      18,000  EDO Corp. ..........     341,215      364,500
      30,000  Embraer-Empresa Brasileira
                de Aeronautica,
                S.A., ADR ........     508,773      633,000
     132,700  Fairchild Corp.,
                Cl. A+ ...........     867,236      656,865
       9,000  Gamesa Corporacion
                Tecnologica, S.A.      165,313      214,650

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
     448,500  Kaman Corp., Cl. A .$  7,205,000 $  5,812,560
      95,000  Moog Inc., Cl. A+ ..   1,315,292    3,724,000
       8,300  Woodward Governor
                Co. ..............     364,334      362,793
                                  ------------ ------------
                                    14,756,247   18,964,038
                                  ------------ ------------
              BROADCASTING -- 4.8%
     120,000  Acme Communications
                Inc.+ ............     968,947      906,000
      24,100  Beasley Broadcast Group
                Inc., Cl. A+ .....     271,741      333,062
     204,000  Crown Media Holdings Inc.,
                Cl. A+ ...........   1,491,498    1,668,720
       3,333  CTN  Media  Group
                Inc.+ (b) ........      16,800            3
     422,500  Granite Broadcasting
                Corp.+ ...........   1,722,038    1,077,375
     400,000  Gray Television Inc.   4,147,023    4,672,000
      40,000  Gray Television Inc.,
                Cl. A ............     586,301      464,000
      50,000  Hearst-Argyle
                Television Inc.+ .     444,408    1,210,000
     183,900  Liberty Corp. ......   5,983,142    7,714,605
     125,200  On Command Corp.+ ..     667,891      235,376
     260,000  Paxson Communications
                Corp.+ ...........   2,424,058    1,289,600
     113,500  Salem Communications
                Corp., Cl. A+ ....   1,836,909    2,200,765
     150,000  Sinclair Broadcast Group
                Inc., Cl. A+ .....   1,677,557    1,524,000
      70,000  Spanish Broadcasting
                System Inc., Cl. A+    656,620      595,000
     110,000  Young Broadcasting Inc.,
                Cl. A+ ...........   1,812,595    2,154,900
                                  ------------ ------------
                                    24,707,528   26,045,406
                                  ------------ ------------
              BUILDING AND CONSTRUCTION -- 0.2%
      50,000  Fleetwood Enterprises
                Inc.+ ............     548,107      463,500
       8,000  Florida Rock
                Industries Inc. ..     103,533      396,800
      25,000  Huttig Building
                Products Inc.+ ...      90,165       67,750
       9,000  Universal Forest
                Products Inc. ....     115,437      218,430
                                  ------------ ------------
                                       857,242    1,146,480
                                  ------------ ------------
              BUSINESS SERVICES -- 2.4%
       5,000  BrandPartners
                Group Inc.+ ......       4,850          925
      22,000  Bull Run Corp.+ ....     120,129       62,700
     610,400  Career Blazers
                Inc. (b) .........     236,019      107,125
       6,000  Carlisle Holdings
                Ltd.+ ............      30,250       37,500
       1,000  CheckFree Corp.+ ...       9,040       20,000
      35,000  Donnelley (R.H.)
                Corp.+ ...........     478,007    1,414,350
     200,000  Edgewater Technology
                Inc.+ ............     802,829    1,040,000
      15,000  Fisher Scientific
                International
                Inc.+ ............     346,675      595,350
      20,000  Genuity Inc., Cl. A+       1,620          180
     150,000  GP Strategies Corp.+     585,300    1,081,500
      80,000  Industrial Distribution
                Group Inc.+ ......     224,062      264,800
      58,000  Interactive Data
                Corp.+ ...........     499,811      916,400

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
      20,000  Interep National Radio Sales
                Inc., Cl. A+ .....$     84,180 $     49,000
      13,000  Landauer Inc. ......     234,859      460,590
       5,000  MDC Communications Corp.,
                Cl. A+ ...........      15,450       49,750
     103,000  Nashua Corp.+ ......     939,467      818,850
      62,200  National Processing
                Inc.+ ............     594,896    1,201,704
      15,000  New England Business
                Service Inc. .....     270,375      399,300
      65,000  Paxar Corp.+ .......     662,312      832,000
       6,000  Princeton Video
                Image Inc.+ ......      35,250            9
       2,000  Protection One Inc.+       3,720        1,540
      72,000  Sohgo Security Services
                Co. Ltd. .........     907,768      970,613
     110,000  Stamps.com Inc.+ ...     494,648      640,200
       5,000  StarTek Inc. .......      94,750      160,000
      53,000  The Brink's Co. ....   1,092,906      920,080
      95,000  Trans-Lux Corp. (a)      781,543      654,550
                                  ------------ ------------
                                     9,550,716   12,699,016
                                  ------------ ------------
              CABLE -- 2.4%
     230,000  Adelphia Communications
                Corp., Cl. A+ ....      29,650       72,450
     655,000  Cablevision Systems Corp.,
                Cl. A+ ...........   3,785,247   11,855,500
      15,000  Lin TV Corp., Cl. A+     331,585      318,900
       1,600  Outdoor Channel Holdings
                Inc.+ ............      44,765       44,800
     120,000  UnitedGlobalCom Inc.,
                Cl. A+ ...........     970,183      733,200
                                  ------------ ------------
                                     5,161,430   13,024,850
                                  ------------ ------------
              COMMUNICATIONS EQUIPMENT -- 0.8%
     187,000  Andrew Corp.+ ......     979,326    2,298,230
     108,000  Communications
                Systems Inc. .....     646,601      861,840
     260,900  Sycamore Networks
                Inc.+ ............     778,040    1,278,410
                                  ------------ ------------
                                     2,403,967    4,438,480
                                  ------------ ------------
              COMPUTER HARDWARE -- 0.0%
      10,000  Maxtor Corp.+ ......      93,652      121,700
                                  ------------ ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.5%
      87,500  Ascential Software
                Corp.+ ...........   1,010,040    1,621,375
      43,000  BNS Co., Cl. A+ ....     264,311      216,290
      20,000  Global Sources Ltd.+     377,373      160,500
      50,000  Jupitermedia Corp.+      435,800      228,000
         200  Macromedia Inc.+ ...       2,370        4,948
      15,187  MKS Instruments
                Inc.+ ............     284,328      328,950
     220,000  OpenTV Corp.+ ......   1,189,078      726,000
       8,000  Phoenix Technologies
                Ltd.+ ............      55,158       50,160
         550  SafeNet Inc.+ ......      14,425       19,872
     800,000  StorageNetworks
                Inc.+ ............   1,043,244    1,312,000
     368,800  Tyler Technologies
                Inc.+ ............   1,432,000    2,611,104

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
      20,000  VitalWorks Inc.+ ...$    104,575 $    105,000
     190,000  Xanser Corp.+ ......     667,708      497,800
                                  ------------ ------------
                                     6,880,410    7,881,999
                                  ------------ ------------
              CONSUMER PRODUCTS -- 3.7%
       3,500  Action Performance
                Companies Inc. ...      16,187       85,540
      21,500  Adams Golf Inc.+ ...      63,940        9,030
       3,500  Alberto-Culver Co.,
                Cl. B ............     169,299      205,870
      28,000  Ashworth Inc.+ .....     120,031      194,040
      25,000  Chofu Seisakusho
                Co., Ltd. ........     354,683      372,600
      25,000  Church & Dwight
                Co. Inc. .........     354,732      874,750
      15,000  Coachmen Industries
                Inc. .............     117,198      175,650
         500  Del Laboratories
                Inc.+ ............      14,525       14,125
      46,000  Department 56 Inc.+      542,911      584,200
      33,000  Dial Corp. .........     390,000      710,820
      16,000  Elizabeth Arden
                Inc.+ ............     201,080      263,680
       2,000  Genlyte Group Inc.+        8,580       89,040
       2,000  Harley-Davidson Inc.       4,713       96,400
     200,000  Hartmarx Corp.+ ....     967,321      800,000
      30,000  Jacuzzi Brands Inc.+     171,891      186,000
      45,000  Levcor International
                Inc.+ ............      92,197      123,750
       4,000  Madden (Steven)
                Ltd.+ ............      30,540       75,880
     165,000  Marine Products
                Corp. ............     238,676    2,428,800
      59,000  National Presto
                Industries Inc. ..   2,126,839    2,026,060
       5,000  Nature's Sunshine
                Products Inc. ....      68,955       41,500
      40,000  Rayovac Corp.+ .....     518,310      584,000
      80,406  Revlon Inc., Cl. A+      346,927      213,880
       3,000  Scotts Co., Cl. A+ .      61,223      164,100
      96,000  Skyline Corp. ......   2,965,054    3,073,920
      14,000  Stewart Enterprises Inc.,
                Cl. A+ ...........      65,467       53,200
      84,425  Syratech Corp.+ ....      15,626       67,540
      17,000  WD-40 Co. ..........     470,278      538,730
     701,000  Weider Nutrition International
                Inc.+ ............   1,989,410    2,103,000
     210,000  Wolverine World
                Wide Inc. ........   2,710,774    4,074,000
                                  ------------ ------------
                                    15,197,367   20,230,105
                                  ------------ ------------
              CONSUMER SERVICES -- 2.3%
      30,000  Bowlin Travel
                Centers Inc.+ ....      22,612       61,500
       5,600  Collectors Universe
                Inc.+ ............      21,494       20,440
     100,000  InterActiveCorp.+ ..   1,068,180    3,305,000
      40,000  Loewen Group
                Inc.+ (b) ........      60,400            0
      16,000  Martha Stewart Living
                Omnimedia Inc.,
                Cl. A+ ...........     167,206      148,000
      20,000  Response USA Inc.+ .      16,500           91
     255,000  Rollins Inc. .......   3,324,569    4,549,200
     115,000  Roto-Rooter Inc. ...   3,833,913    4,088,250
       5,000  TiVo Inc.+ .........      42,288       37,050
                                  ------------ ------------
                                     8,557,162   12,209,531
                                  ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL -- 11.0%
     235,000  Acuity Brands Inc. .$  3,177,032 $  4,244,100
      35,000  Amatsuji Steel Ball
                Mfg. Co., Ltd. ...     280,463      307,031
     100,000  Ampco-Pittsburgh
                Corp. ............     972,481    1,199,000
       6,000  Anixter International
                Inc.+ ............      57,120      136,620
     215,000  Baldor Electric Co.    4,198,556    4,538,650
     175,000  Crane Co. ..........   3,610,203    4,096,750
     117,200  Denison International plc,
                ADR+ .............   1,635,795    2,388,536
       5,000  ESCO Technologies
                Inc.+ ............     166,379      226,350
      90,000  Gardner Denver Inc.+   1,110,443    1,890,900
     120,000  GATX Corp. .........   3,417,389    2,538,000
     190,000  GenTek Inc.+ .......      34,004          855
     160,100  Greif Inc., Cl. A ..   3,139,843    4,162,600
       1,000  Greif Inc., Cl. B ..      29,800       29,850
      26,000  Harbor Global
                Co. Ltd.+ ........      63,215      232,050
       5,000  Insteel Industries
                Inc.+ ............       4,250        3,500
      66,000  Katy Industries
                Inc.+ ............     546,731      343,200
     220,300  Lamson & Sessions
                Co.+ .............   1,280,436    1,216,056
      74,000  Lindsay Manufacturing
                Co. ..............     746,915    1,487,400
     210,000  MagneTek Inc.+ .....   1,638,360    1,039,500
      40,000  Matthews International
                Corp., Cl. A .....     908,627    1,056,400
     268,750  Myers Industries
                Inc. .............   2,739,915    2,690,188
      42,000  Mykrolis Corp.+ ....     535,407      509,880
     610,400  Noel Group Inc.+ (b)      55,045      117,685
      90,000  Oil-Dri Corporation
                of America .......     954,711    1,080,000
      15,000  Olin Corp. .........     232,292      237,300
     256,200  Park-Ohio Holdings
                Corp.+ ...........   1,675,272    2,090,592
      50,000  Precision Castparts
                Corp. ............   1,057,562    1,755,000
      65,000  Roper Industries
                Inc. .............   2,421,076    2,830,750
     285,000  Sensient Technologies
                Corp. ............   5,754,773    5,985,000
      10,000  Sonoco Products Co.      231,715      219,500
      65,000  Standex International
                Corp. ............   1,318,407    1,579,500
      15,500  Tech/Ops Sevcon Inc.     108,754       92,225
     298,700  Thomas Industries
                Inc. .............   4,179,859    8,518,924
      30,000  Tredegar Corp. .....     373,379      451,500
      25,666  WHX Corp.+ .........     338,289       59,288
                                  ------------ ------------
                                    48,994,498   59,354,680
                                  ------------ ------------
              EDUCATIONAL SERVICES -- 0.0%
       5,000  School Specialty
                Inc.+ ............     119,700      141,050
                                  ------------ ------------
              ELECTRONICS -- 2.2%
     204,600  CTS Corp. ..........   2,145,753    2,518,626
      25,600  Fargo Electronics+ .     157,620      322,560
      35,000  Lowrance Electronics
                Inc. .............      93,891      405,650
     100,000  Park Electrochemical
                Corp. ............   2,305,799    2,275,000
     300,000  Thomas & Betts
                Corp.+ ...........   5,553,334    4,755,000
      69,690  Zoran Corp.+ .......   1,221,203    1,358,955
                                  ------------ ------------
                                    11,477,600   11,635,791
                                  ------------ ------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              ENERGY AND UTILITIES -- 5.2%
      30,000  AGL Resources Inc. .$    563,027 $    845,100
     100,200  Aquila Inc.+ .......     230,601      338,676
       6,400  BIW Ltd. ...........      94,562      114,240
      95,000  Callon Petroleum
                Co.+ .............     939,533      709,650
     144,000  CH Energy Group Inc.   6,069,803    6,336,000
      10,000  Chesapeake Utilities
                Corp. ............     187,062      229,200
     140,000  CMS Energy Corp. ...     843,947    1,031,800
      23,000  Connecticut Water
                Service Inc. .....     464,832      620,770
     130,000  Duquesne Light
                Holdings Inc. ....   1,875,618    2,007,200
     120,000  El Paso Electric
                Co.+ .............   1,593,230    1,386,000
      66,666  Florida Public
                Utilities Co. ....     792,692    1,025,990
      33,000  Middlesex Water Co.      761,399      808,830
       1,500  Neg Micon A/S+ .....      26,992       18,702
      17,000  Nicor Inc. .........     359,962      597,380
      15,000  Nordex AG+ .........      32,726       13,800
       8,000  Petroleum Geo-Services
                ASA, ADR+ ........     100,956        8,320
       2,000  PetroQuest Energy
                Inc.+ ............       5,250        4,176
     285,000  RPC Inc. ...........     954,877    2,850,000
      30,000  SEMCO Energy Inc. ..     213,250      138,000
      17,000  SJW Corp. ..........   1,657,489    1,436,500
      48,159  Southern Union Co.+      685,594      818,703
     112,000  Southwest Gas Corp.    1,959,693    2,542,400
      10,000  Tesoro Petroleum
                Corp.+ ...........     140,934       84,600
       4,000  Toreador Resources
                Corp.+ ...........      15,250       10,120
      10,000  Vestas Wind
                Systems A/S ......      89,988      167,027
       7,000  W-H Energy
                Services Inc.+ ...     148,589      124,600
     200,000  Westar Energy Inc. .   3,304,001    3,690,000
                                  ------------ ------------
                                    24,111,857   27,957,784
                                  ------------ ------------
              ENTERTAINMENT -- 1.9%
      20,000  Canterbury Park
                Holding Corp. ....     215,807      299,000
     145,000  Dover Motorsports
                Inc. .............     802,568      545,200
      64,465  Fisher Communications
                Inc.+ ............   3,858,631    3,039,525
     151,000  GC Companies Inc.+ .     164,590       49,830
     245,000  Gemstar-TV Guide
                International Inc.+  1,681,514    1,158,850
         500  Integrity Media
                Inc.+ ............       3,550        1,825
      16,000  International
                Speedway Corp.,
                Cl. A ............     515,479      702,240
       2,500  International
                Speedway Corp.,
                Cl. B ............      45,000      109,875
      29,555  Liberty Media Corp.,
                Cl. A+ ...........     336,617      294,663
      20,000  Loews Cineplex Entertainment
                Corp.+ (b) .......      20,008           40
      10,000  Metromedia International
                Group Inc.+ (b) ..       6,700        1,300
     540,000  Six Flags Inc.+ ....   3,693,989    2,840,400
      56,700  Topps Co. Inc. .....     323,892      552,825
      80,000  World Wrestling
                Entertainment Inc.     971,385      801,600
                                  ------------ ------------
                                    12,639,730   10,397,173
                                  ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL SERVICES -- 1.4%
     250,000  Allied Waste Industries
                Inc.+ ............$  2,447,961 $  2,700,000
      30,000  Catalytica Energy Systems
                Inc.+ ............     319,116       97,500
     180,000  Republic Services
                Inc. .............   2,563,261    4,075,200
      70,000  Trojan Technologies
                Inc.+ ............     392,797      417,056
                                  ------------ ------------
                                     5,723,135    7,289,756
                                  ------------ ------------
              EQUIPMENT AND SUPPLIES -- 12.3%
     118,000  AMETEK Inc. ........   1,405,198    5,057,480
     415,000  Baldwin Technology Co. Inc.,
                Cl. A+ ...........   1,322,609      302,950
     120,000  Belden Inc. ........   2,301,081    2,096,400
      12,000  C&D Technologies
                Inc. .............     235,930      227,040
      50,000  Capstone Turbine
                Corp.+ ...........     103,400       94,500
     153,000  CIRCOR International
                Inc. .............   1,903,630    2,937,600
     218,500  CLARCOR Inc. .......   2,686,151    8,521,500
     236,800  Core Molding Technologies
                Inc.+ ............     411,233      715,136
     200,000  Crown Holdings Inc.+     807,766    1,350,000
      65,000  Cuno Inc.+ .........   1,119,768    2,547,357
       2,000  Danaher Corp. ......      68,212      147,720
      35,000  Donaldson Co. Inc. .     807,585    1,886,500
     449,600  Fedders Corp. ......   2,046,808    2,607,680
     200,000  Flowserve Corp.+ ...   3,249,824    4,060,000
      94,700  Franklin Electric
                Co. Inc. .........   1,533,275    5,272,896
      40,000  General Magnaplate
                Corp.+ (b) .......      83,762       60,000
     110,000  Gerber Scientific
                Inc.+ ............   1,188,241      781,000
      80,275  Gorman-Rupp Co. ....   1,956,309    1,815,018
      65,000  Graco Inc. .........     984,351    2,440,750
      42,000  GrafTech International
                Ltd.+ ............     574,742      336,000
       2,000  Hughes Supply Inc. .      28,473       64,900
      40,000  IDEX Corp. .........     556,738    1,457,600
      25,000  Imagistics International
                Inc.+ ............     476,705      724,500
     500,000  Interpump Group SpA    1,946,509    1,898,218
       2,000  Jarden Corp.+ ......      12,770       75,500
      10,000  K-Tron International
                Inc.+ ............      74,932      170,000
      30,000  Littelfuse Inc.+ ...     551,467      690,000
      60,000  Lufkin Industries
                Inc. .............   1,137,385    1,440,000
      36,000  Maezawa Kyuso
                Industries Co.,
                Ltd. .............     205,292      216,873
      16,000  Met-Pro Corp. ......     207,519      260,800
      12,000  Mueller Industries
                Inc.+ ............     309,156      305,400
       4,500  Plantronics Inc.+ ..      56,548      107,415
      30,000  Robbins & Myers Inc.     564,553      667,200
      40,500  Sequa Corp., Cl. A+    1,502,140    1,733,805
      80,000  Sequa Corp., Cl. B+    3,631,578    3,760,000
      90,000  SL Industries Inc.+    1,047,851      719,100
       3,000  Smith (A.O.) Corp. .      49,213       84,030
      15,000  Smith (A.O.) Corp.,
                Cl. A ............     336,569      420,150

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
     100,000  SPS Technologies
                Inc.+ ............$  3,111,351 $  4,500,000
       5,000  Teleflex Inc. ......      76,167      217,150
      50,000  Tennant Co. ........   1,602,465    1,842,000
       5,000  Valmont Industries
                Inc. .............      40,625       98,950
       7,875  Watsco Inc., Cl. B .      23,627      149,625
     100,000  Watts Industries
                Inc., Cl. A ......   1,467,451    1,762,000
      15,000  Wolverine Tube Inc.+     150,915       63,450
                                  ------------ ------------
                                    43,957,874   66,686,193
                                  ------------ ------------
              FINANCIAL SERVICES -- 3.5%
      12,030  Alleghany Corp.+ ...   2,267,949    2,348,857
      47,000  Argonaut Group Inc.    1,033,209      611,000
      66,000  Bankgesellschaft
                Berlin AG+ .......   1,280,793      168,324
     135,300  BKF Capital
                Group Inc.+ ......   2,463,405    3,267,495
     330,000  CNA Surety Corp.+ ..   3,652,439    3,316,500
       4,000  Crazy Woman Creek
                Bancorp Inc. .....      51,340       61,240
      63,000  Danielson Holding
                Corp.+ ...........     255,200       86,310
       3,000  Federal Agricultural
                Mortgage
                Corp., Cl. C+ ....      24,000       81,000
      22,000  First Republic Bank      636,067      678,260
      50,000  Flushing Financial
                Corp. ............   1,037,207    1,042,000
      62,000  Hibernia Corp.,
                Cl. A ............     827,787    1,256,120
      24,900  J Net Enterprises Inc.+   24,496       30,378
       2,000  LandAmerica Financial
                Group Inc. .......      24,350       91,680
      15,000  Metris Companies Inc.    133,574       61,800
     121,100  Midland Co. ........     919,185    2,579,430
       1,500  NetBank Inc. .......       6,000       18,675
       1,000  Republic Bancshares
                Inc. .............      12,523       28,560
      35,000  Riggs National Corp.     563,309      551,250
      37,625  Sterling Bancorp ...     790,931    1,012,489
      50,000  Wilmington Trust
                Corp. ............   1,574,410    1,538,000
                                  ------------ ------------
                                    17,578,174   18,829,368
                                  ------------ ------------
              FOOD AND BEVERAGE -- 5.9%
      26,000  Boston Beer Co.
                Inc., Cl. A+ .....     384,207      413,920
      13,000  Brown-Forman Corp.,
                Cl. A ............     717,207    1,057,160
       7,500  Cheesecake Factory
                Inc.+ ............      37,036      271,275
      30,000  Corn Products
                International Inc.     932,328      955,500
      87,000  Del Monte Foods Co.+     872,203      757,770
      85,000  Denny's Corp.+ .....     132,580       36,550
       2,500  Farmer Brothers Co.      389,323      800,775
     300,000  Flowers Foods Inc. .   3,491,964    6,840,000
         500  Genesee Corp., Cl. A+          0        2,625
      21,500  Genesee Corp., Cl. B+     49,823      100,298
     463,500  Grupo Continental S.A.   700,243      684,521
      10,000  Hain Celestial
                Group Inc.+ ......     184,774      181,300
     100,000  International Multifoods
                Corp.+ ...........   2,073,612    2,335,000

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     100,000  Interstate Bakeries
                Corp. ............$  1,399,887 $  1,500,000
       7,000  J & J Snack Foods
                Corp.+ ...........     116,286      243,600
     167,000  Kikkoman Corp. .....   1,083,921    1,085,280
      14,500  MGP Ingredients Inc.     208,250      129,485
      34,000  Mondavi (Robert) Corp.,
                Cl. A+ ...........   1,082,929    1,053,320
       5,000  Northland Cranberries Inc.,
                Cl. A+ ...........       4,200        2,450
       4,000  Omni Nutraceuticals
                Inc.+ ............      13,563            8
     258,500  PepsiAmericas Inc. .   3,346,759    3,745,665
      65,000  Ralcorp Holdings
                Inc.+ ............     952,808    1,800,500
      75,000  Smucker (J.M.) Co. .   1,717,692    3,162,000
     100,000  The Steak n Shake
                Co.+ .............   1,088,229    1,490,000
       4,000  Todhunter International
                Inc.+ ............      41,200       40,900
      36,628  Tootsie Roll
                Industries Inc. ..     596,834    1,135,468
      60,000  Triarc Companies
                Inc. .............     429,705      604,200
     120,000  Triarc Companies Inc.,
                Cl. B ............   1,025,442    1,248,000
                                  ------------ ------------
                                    23,073,005   31,677,570
                                  ------------ ------------
              HEALTH CARE -- 4.6%
       1,000  ArthroCare Corp.+ ..       9,040       17,820
       7,000  Bio-Rad Laboratories Inc.,
                Cl. A+ ...........     257,683      357,000
       1,000  Biomet Inc. ........      30,350       33,610
       4,000  Bruker BioSciences
                Corp.+ ...........      15,165       17,600
       1,000  CONMED Corp.+ ......      15,430       20,640
      10,000  Corixa Corp.+ ......     196,695       79,600
      45,120  Del Global Technologies
                Corp.+ ...........     165,594       84,374
       4,000  Digene Corp+ .......      32,000      163,440
       1,050  Enzo Biochem Inc.+ .      13,097       20,485
      30,000  Exactech Inc.+ .....     405,834      490,500
      30,000  Henry Schein Inc.+ .   1,051,908    1,701,000
      89,000  Inamed Corp.+ ......   2,304,490    6,537,050
       2,000  Integra LifeSciences
                Holdings+ ........      43,600       56,580
      21,300  Interpore International
                Inc.+ ............     159,054      327,168
      37,400  Inverness Medical
                Innovations Inc.+      678,329      949,960
      33,000  Invitrogen Corp.+ ..   1,722,317    1,913,670
       2,000  Lifecore Biomedical
                Inc.+ ............       6,186       13,320
      15,000  Nabi
                Biopharmaceuticals+    105,625      126,450
       1,300  Nobel Biocare
                Holding AG .......     100,171      113,204
      30,000  Orthodontic Centers of
                America Inc.+ ....     234,149      236,400
      17,000  Orthofix International
                NV+ ..............     481,400      622,200
       2,000  OrthoLogic Corp.+ ..       6,750       10,760
       2,000  Osteotech Inc.+ ....      14,420       16,380
      31,500  Owens & Minor Inc. .     605,454      759,150
      51,000  Penwest Pharmaceuticals
                Co.+ .............     368,868    1,096,500

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
      51,600  PracticeWorks Inc.+ $  1,092,477 $  1,107,852
      43,000  Priority Healthcare Corp.,
                Cl. B+ ...........     862,278      883,220
      20,000  Schick Technologies
                Inc.+ ............     164,234      163,000
      87,500  Sola International
                Inc.+ ............   1,136,964    1,400,000
       2,500  Straumann Holding
                AG - Reg .........     224,698      261,239
       1,000  Stryker Corp. ......      65,440       75,310
     200,000  Sybron Dental Specialties
                Inc.+ ............   3,711,716    5,014,000
     390,000  Twinlab Corp.+ .....   1,279,077        7,800
      75,000  Women First
                HealthCare Inc.+ .      97,658      101,250
       1,000  Wright Medical
                Group Inc.+ ......      16,460       25,280
       5,100  Young Innovations
                Inc. .............     128,516      163,251
                                  ------------ ------------
                                    17,803,127   24,967,063
                                  ------------ ------------
              HOME FURNISHINGS -- 0.2%
      16,000  Bassett Furniture Industries
                Inc. .............     286,154      216,800
       4,000  Bed Bath & Beyond
                Inc.+ ............      11,125      152,720
      15,000  Foamex International
                Inc.+ ............     127,458       66,450
      30,000  La-Z-Boy Inc. ......     250,200      666,000
      70,000  Oneida Ltd. ........     732,976      215,600
                                  ------------ ------------
                                     1,407,913    1,317,570
                                  ------------ ------------
              HOTELS AND GAMING -- 4.3%
     165,000  Aztar Corp.+ .......   1,292,911    2,922,150
     140,300  Boca Resorts Inc.,
                Cl. A+ ...........   1,850,748    1,818,288
      12,000  Boyd Gaming Corp. ..      90,225      183,120
      46,000  Churchill Downs Inc.   1,237,574    1,747,080
     104,000  Dover Downs Gaming &
                Entertainment Inc.   1,038,939      854,880
      40,000  Extended Stay
                America Inc.+ ....     448,203      597,200
     165,000  Gaylord Entertainment
                Co.+ .............   4,746,656    4,050,750
       5,000  Jury' s Doyle Hotel
                Group plc ........      27,762       56,481
      68,000  Kerzner International
                Ltd+ .............   1,386,965    2,419,440
     380,000  La Quinta Corp.+ ...     975,912    2,367,400
      80,000  Lakes Entertainment
                Inc.+ ............     887,870      735,200
     400,000  Magna Entertainment Corp.,
                Cl. A+ ...........   2,611,594    1,664,000
     140,000  Park Place Entertainment
                Corp.+ ...........   1,276,659    1,261,400
      60,000  Penn National
                Gaming Inc.+ .....     293,198    1,279,200
     105,000  Pinnacle Entertainment
                Inc.+ ............     830,250      735,000
       3,000  Station Casinos Inc.      13,350       91,800
      50,000  Trump Hotels & Casino
                Resorts Inc.+ ....     442,109       93,000
      70,000  Wyndham International Inc.,
                Cl. A+ ...........     153,945       39,200
      22,000  Wynn Resorts Ltd.+ .     311,744      399,960
      20,000  Youbet.com Inc.+ ...      51,494       51,800
                                  ------------ ------------
                                    19,968,108   23,367,349
                                  ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 0.4%
     142,115  Kinross Gold Corp.+ $    984,488 $  1,060,178
      10,000  Meridian Gold Inc.+       75,630      117,300
      70,000  Placer Dome Inc. ...     653,970      962,500
     190,000  Royal Oak Mines
                Inc.+ ............     322,487        1,235
      26,148  Stillwater Mining
                Co.+ .............     362,121      164,732
                                  ------------ ------------
                                     2,398,696    2,305,945
                                  ------------ ------------
              MUTUAL FUNDS -- 0.5%
      45,000  Central European Equity
                Fund Inc.+ .......     608,109      915,750
      36,266  France Growth
                Fund Inc.+ .......     360,717      239,356
      36,700  Germany Fund Inc. ..     386,832      217,264
      25,000  Italy Fund Inc.
                Escrow (b) .......           0            0
      60,000  New Germany
                Fund Inc.+ .......     699,559      353,400
     110,304  Pimco RCM Europe
                Fund Inc.+ .......   1,039,048      766,615
      11,000  Spain Fund Inc. ....     103,029       94,600
                                  ------------ ------------
                                     3,197,294    2,586,985
                                  ------------ ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
      40,000  Packaging Dynamics
                Corp.+ ...........     296,567      344,440
      30,000  Schweitzer-Manduit
                International Inc.     725,185      757,500
      24,000  Wausau-Mosinee
                Paper Corp. ......     280,862      293,040
                                  ------------ ------------
                                     1,302,614    1,394,980
                                  ------------ ------------
              PUBLISHING -- 4.9%
     307,237  Independent News &
                Media plc ........     431,671      597,515
     130,000  Journal Register
                Co.+ .............   2,099,165    2,437,500
      15,000  Lee Enterprises Inc.     363,318      580,050
      53,500  McClatchy Co., Cl. A   1,588,435    3,182,180
      73,500  Media General Inc.,
                Cl. A ............   1,988,355    4,490,850
      29,000  Meredith Corp. .....     515,253    1,338,930
   1,125,000  Penton Media Inc.+ .   1,738,342    1,451,250
     400,000  PRIMEDIA Inc.+ .....   1,290,397    1,140,000
     130,000  Pulitzer Inc. ......   4,366,943    6,773,000
     281,000  Thomas Nelson Inc.+    2,968,219    3,880,610
       4,000  Value Line Inc. ....     162,772      192,000
      12,000  Wiley (John) & Sons
                Inc., Cl. B ......      46,500      310,800
                                  ------------ ------------
                                    17,559,370   26,374,685
                                  ------------ ------------
              REAL ESTATE -- 1.2%
     100,000  Catellus Development
                Corp.+ ...........   1,361,791    2,445,000
     148,000  Griffin Land & Nurseries
                Inc.+ ............   1,795,092    1,992,080
      10,000  Gyrodyne Company of
                America Inc.+ ....     151,452      215,000
         396  HomeFed Corp.+ .....      10,969        9,801
      25,000  Malan Realty
                Investors Inc. ...     243,160      116,000
     110,000  Morguard Corp. .....   1,392,683    1,711,796
                                  ------------ ------------
                                     4,955,147    6,489,677
                                  ------------ ------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              RETAIL -- 2.7%
      45,000  Aaron Rents Inc. ...$    365,666 $    942,750
      97,500  Aaron Rents Inc.,
                Cl. A ............     524,217    1,925,625
     100,000  Burlington Coat Factory
                Warehouse Corp. ..   1,080,938    1,870,000
      10,000  Casey's General
                Stores Inc. ......     155,152      140,300
      31,500  Coldwater Creek
                Inc.+ ............     239,553      309,330
     175,000  Ingles Markets Inc.,
                Cl. A ............   2,176,507    1,715,000
     130,000  Neiman Marcus Group Inc.,
                Cl. B+ ...........   4,106,529    5,086,900
      58,700  OfficeMax Inc.+ ....     515,221      550,019
      10,000  The Sports
                Authority Inc.+ ..      81,174      314,600
      54,600  Weis Markets Inc. ..   1,675,742    1,856,946
                                  ------------ ------------
                                    10,920,699   14,711,470
                                  ------------ ------------
              SATELLITE -- 0.2%
      21,500  Liberty Satellite & Technology
                Inc., Cl. A+ .....      93,540       56,975
      25,500  Pegasus Communications
                Corp.+ ...........   1,059,375      379,440
      40,000  Sirius Satellite
                Radio Inc+ .......     146,219       73,200
      40,000  XM Satellite Radio Holdings
                Inc., Cl. A+ .....     370,830      621,200
                                  ------------ ------------
                                     1,669,964    1,130,815
                                  ------------ ------------
              SPECIALTY CHEMICALS -- 4.7%
      40,000  Airgas Inc. ........     237,525      712,000
      38,000  Albemarle Corp. ....     838,805    1,043,100
      60,000  Arch Chemicals Inc.    1,257,423    1,248,000
      10,000  Cytec Industries
                Inc.+ ............     278,296      365,000
      10,000  Dionex Corp.+ ......     300,000      393,600
     157,000  Ferro Corp. ........   3,513,047    3,353,520
     130,000  Fuller (H.B.) Co. ..   2,306,337    3,155,100
     255,146  General Chemical
                Group Inc.+ ......   1,197,650       85,474
      50,000  Great Lakes
                Chemical Corp. ...   1,247,733    1,005,500
     450,000  Hercules Inc.+ .....   4,361,521    5,098,500
       1,500  IMC Global Inc. ....      10,470        9,615
     165,000  MacDermid Inc. .....   2,852,649    4,364,250
     180,000  Material Sciences
                Corp.+ ...........   1,696,183    1,839,600
     130,000  Omnova Solutions
                Inc.+ ............     810,622      456,300
      50,000  Penford Corp. ......     539,601      650,000
      10,000  Quaker Chemical
                Corp. ............     181,138      232,600
      73,000  Schulman (A.) Inc. .     850,409    1,157,780
                                  ------------ ------------
                                    22,479,409   25,169,939
                                  ------------ ------------
              TELECOMMUNICATIONS -- 1.2%
       9,200  Atlantic Tele-
                Network Inc. .....      92,644      194,580
     186,900  Cincinnati Bell
                Inc.+ ............     459,601      951,321
      55,000  Citizens Communications
                Co.+ .............     524,892      616,550
      79,460  Commonwealth Telephone
                Enterprises Inc.+    1,517,147    3,188,730
       6,795  Community Service
                Communications
                Inc.+ ............     101,925      111,778

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
      46,950  D&E Communications
                Inc. .............$    605,207 $    665,751
      65,000  McLeodUSA Inc., Cl.A,
                Escrow+ (b) ......           0            0
       2,820  NTL Europe Inc.+ ...       1,861           84
         162  NTL Inc.+ ..........       3,807        7,633
       2,000  RCN Corp.+ .........       9,221        3,680
      25,000  Rogers Communications Inc.,
                Cl. B, ADR .......     226,378      383,250
      11,000  Shenandoah
                Telecommunications
                Co. ..............     325,065      424,050
       2,500  Telewest Communications
                plc, ADR+ ........       8,875       15,625
       4,417  WilTel Communications
                Group Inc.+ ......      47,989       70,584
      53,000  Winstar Communications
                Inc.+ ............         133           53
                                  ------------ ------------
                                     3,924,745    6,633,669
                                  ------------ ------------
              TRANSPORTATION -- 0.1%
      90,000  Grupo TMM SA de CV,
                Cl. A, ADR+ ......     847,399      280,800
       2,000  Irish Continental
                Group plc ........      18,258       23,094
      50,000  OMI Corp.+ .........     313,120      331,000
       5,100  Providence & Worcester
                Railroad Co. .....      42,979       45,441
                                  ------------ ------------
                                     1,221,756      680,335
                                  ------------ ------------
              WIRELESS COMMUNICATIONS -- 2.1%
      35,000  AirGate PCS Inc.+ ..     321,443       84,700
      30,000  AT&T Wireless
                Services Inc.+ ...     203,776      245,400
      50,000  Centennial Communications
                Corp.+ ...........     622,225      254,000
          11  Microcell Telecommunications
                Inc., Cl. B+ .....          77          130
       5,000  Nextel Communications Inc.,
                Cl. A+ ...........      35,338       98,450
      75,000  Price Communications
                Corp.+ ...........     914,718      930,000
      60,000  Rogers Wireless Communications
                Inc., Cl. B+ .....     882,481      933,600
      60,000  Rural Cellular Corp.,
                Cl. A+ ...........     543,676      600,000
      25,000  Triton PCS Holdings Inc.,
                Cl. A+ ...........     388,518      111,500
      10,000  Ubiquitel Inc.+ ....      42,850       15,500
      74,000  Vimpel-Communications,
                ADR+ .............   1,914,890    4,503,640
     190,000  Western Wireless Corp.,
                Cl. A+ ...........     969,262    3,541,600
                                  ------------ ------------
                                     6,839,254   11,318,520
                                  ------------ ------------
              TOTAL COMMON
                STOCKS ........... 418,905,724  527,558,760
                                  ------------ ------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              PREFERRED STOCKS -- 2.0%
              BROADCASTING -- 0.3%
       1,063  Granite Broadcasting Corp.,
                12.750% Pfd.+ ....$    439,683 $    744,100
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (b)(d) ....   1,000,000    1,020,000
                                  ------------ ------------
                                     1,439,683    1,764,100
                                  ------------ ------------
              BUSINESS SERVICES -- 0.4%
      20,787  Interep National Radio Sales Inc.,
                4.000% Cv. Pfd.,
                Ser. A+ (b)(d) ...   2,080,000    2,120,240
                                  ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
              WHX Corp.,
      58,000    6.500% Cv. Pfd.,
                Ser. A+ ..........     463,067      290,000
      39,400    $3.75 Cv. Pfd.,
                Ser. B+ ..........     191,751      197,000
                                  ------------ ------------
                                       654,818      487,000
                                  ------------ ------------
              PUBLISHING -- 0.8%
     166,000  News Corp. Ltd.,
                Pfd., ADR ........     977,242    4,530,140
                                  ------------ ------------
              TELECOMMUNICATIONS -- 0.4%
      13,000  Andrew Corp.,
                7.750% Cv. Pfd.,
                Ser. D ...........     633,275    1,863,160
       1,197  NTL Europe Inc.,
                10.000% Pfd., Ser. A+        0        3,831
                                  ------------ ------------
                                       633,275    1,866,991
                                  ------------ ------------
              TOTAL PREFERRED
                STOCKS ...........   5,785,018   10,768,471
                                  ------------ ------------
              WARRANTS -- 0.1%
              BUSINESS SERVICES -- 0.1%
     250,000  GP Strategies Corp.,
                Expires
                08/14/08+ (b) ....     637,065      637,065
     125,000  Interep National Radio
                Sales Inc.,+ (b) .           0            0
                                  ------------ ------------
                                       637,065      637,065
                                  ------------ ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
         430  Anacomp Inc., Cl. B+           0           62
                                  ------------ ------------
              HEALTH CARE -- 0.0%
      14,424  Del Global Technologies Corp.
                Expires 03/28/08+       24,809        7,212
                                  ------------ ------------
              TELECOMMUNICATIONS -- 0.0%
          86  NTL Inc.,
                Expires 01/13/11+          124          146
                                  ------------ ------------
              WIRELESS COMMUNICATIONS -- 0.0%
       1,387  Microcell Telecommunications
                Inc., Cl. A,
                Expires 05/01/05+        1,991        1,624

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              WARRANTS (CONTINUED)
              WIRELESS COMMUNICATIONS (CONTINUED)
      2,312   Microcell Telecommunications
                Inc., Cl. B,
                Expires 05/01/08+ $      3,553 $      3,992
                                  ------------ ------------
                                         5,544        5,616
                                  ------------ ------------
              TOTAL WARRANTS .....     667,542      650,101
                                  ------------ ------------
    PRINCIPAL
     AMOUNT
    ---------
              CORPORATE BONDS -- 0.4%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $  800,000   Exide Corp.,
                Sub. Deb. Cv.,
                2.900%,
                12/15/05+ (c)(d) .       6,000       12,498
    600,000   GenCorp Inc.,
                Sub. Deb. Cv.,
                5.750%, 04/15/07 .     560,841      554,250
                                  ------------ ------------
                                       566,841      566,748
                                  ------------ ------------
              BUILDING AND CONSTRUCTION -- 0.0%
    100,000   Foster Wheeler Ltd.,
                Sub. Deb. Cv.,
                6.500%, 06/01/07 .      31,974       24,250
                                  ------------ ------------
              BUSINESS SERVICES -- 0.3%
  2,000,000   GP Strategies Corp.,
                Sub. Deb.,
                6.000%,
                08/14/08 (b) .....   1,374,583    1,362,935
                                  ------------ ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%,
                02/15/08+ (c) ....       1,185        1,125
                                  ------------ ------------
              ENERGY AND UTILITIES -- 0.0%
    200,000   Friede Goldman Halter Inc.,
                Sub. Deb. Cv.,
                4.500%,
                09/15/04+ (c) ....      26,000        8,200
    100,000   Ogden Corp., Sub. Deb. Cv.,
                6.000%,
                06/01/49+ (c) ....      99,535            0
                                  ------------ ------------
                                       125,535        8,200
                                  ------------ ------------

   PRINCIPAL                                       MARKET
    AMOUNT                             COST         VALUE
   ---------                           ----        ------
              HEALTH CARE -- 0.0%
 $   28,848   Del Global Technologies Corp.,
                6.000%,
                03/28/07 (b) .....$     28,848 $     21,636
     10,000   Inhale Therapeutic Systems,
                Sub. Deb. Cv.,
                6.750%, 10/13/06 (d)     6,526        9,294
                                  ------------ ------------
                                        35,374       30,930
                                  ------------ ------------
              TELECOMMUNICATIONS -- 0.0%
    400,000   Williams Comm Group Inc., Escrow,
                10.875%, 10/01/09 (c)        0            0
    200,000   XO Communications Inc.,
                Sub. Deb. Cv.,
                5.750%,
                01/15/09+ (c)(d) .         375          500
                                  ------------ ------------
                                           375          500
                                  ------------ ------------
              TOTAL CORPORATE
                BONDS ............   2,135,867    1,994,688
                                  ------------ ------------
              U.S. GOVERNMENT OBLIGATIONS -- 0.0%
     35,000   U.S. Treasury Bills,
                0.915%++, 11/06/03      34,968       34,968
                                  ------------ ------------
              TOTAL
                INVESTMENTS --
                100.1% ...........$427,529,119  541,006,988
                                  ============
              OTHER ASSETS AND LIABILITIES
                (NET) -- (0.1)% ...............    (610,462)
                                               ------------
              NET ASSETS -- 100.0% ............$540,396,526
                                               ============
-----------------
              For Federal tax purposes:
              Aggregate cost ..................$431,292,205
                                               ============
              Gross unrealized appreciation ...$146,549,015
              Gross unrealized depreciation ... (36,834,232)
                                               ------------
              Net unrealized appreciation .....$109,714,783
                                               ============
-----------------
 (a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
 (b)  Security  fair  valued  under  procedures   established  by  the  Board of
      Directors.
 (c)  Security is in default.
 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      At September 30, 2003, the market value of Rule 144A securities amounted to $3,162,532 or .59% of total net assets.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value
    (Cost $427,529,119) ......................     $541,006,988
  Cash .......................................          108,497
  Dividends and interest receivable ..........          428,982
  Receivable for capital shares sold .........          463,838
  Other assets ...............................            6,714
                                                   ------------
  TOTAL ASSETS ...............................      542,015,019
                                                   ------------
LIABILITIES:
  Payable for investments purchased ..........           34,994
  Payable for capital shares redeemed ........          740,482
  Payable for investment advisory fees .......          454,142
  Payable for distribution fees ..............          113,535
  Payable for registration fees ..............           16,209
  Payable for shareholder communications fees            70,781
  Payable for shareholder services fees ......          109,076
  Other accrued expenses .....................           79,274
                                                   ------------
  TOTAL LIABILITIES ..........................        1,618,493
                                                   ------------
  NET ASSETS applicable to 25,156,394
    shares outstanding .......................     $540,396,526
                                                   ============
NET ASSETS CONSIST OF:
  Capital stock, at par value ................     $     25,156
  Additional paid-in capital .................      426,425,522
  Accumulated net investment loss ............          (65,598)
  Accumulated net realized gain on investments
    and foreign currency transactions ........          532,630
  Net unrealized appreciation on investments
    and foreign currency transactions ........      113,478,816
                                                   ------------
  TOTAL NET ASSETS ...........................     $540,396,526
                                                   ============
  NET ASSET VALUE, offering and redemption
    price per share ($540,396,526 / 25,156,394
    shares outstanding; unlimited number of
    shares authorized of $0.001 par value) ...           $21.48
                                                         ======

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $18,409) ......     $  5,449,414
  Interest .........................................          348,863
                                                         ------------
  TOTAL INVESTMENT INCOME ..........................        5,798,277
                                                         ------------
EXPENSES:
  Investment advisory fees .........................        4,715,146
  Distribution fees ................................        1,178,786
  Shareholder services fees ........................          520,144
  Shareholder communications expenses ..............          131,234
  Custodian fees ...................................          101,727
  Registration fees ................................           49,854
  Directors' fees ..................................           43,925
  Legal and audit fees .............................           40,985
  Miscellaneous expenses ...........................           62,973
                                                         ------------
  TOTAL EXPENSES ...................................        6,844,774
                                                         ------------
  NET INVESTMENT LOSS ..............................       (1,046,497)
                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investments, futures
    contracts and foreign currency transactions ....        5,606,020
  Net change in unrealized appreciation/depreciation
    on investments, futures contracts and
    foreign currency transactions ..................      112,208,652
                                                         ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS, FUTURES CONTRACTS AND
    FOREIGN CURRENCY TRANSACTIONS ..................      117,814,672
                                                         ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ................................     $116,768,175
                                                         ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           YEAR ENDED          YEAR ENDED
                                                       SEPTEMBER 30, 2003  SEPTEMBER 30, 2002
                                                       ------------------  ------------------
OPERATIONS:
  Net investment loss ...............................     $ (1,046,497)     $   (999,507)
  Net realized gain on investments, futures contracts
    and foreign currency transactions ...............        5,606,020         4,994,295
  Net change in unrealized appreciation/
    depreciation on investments, futures
    contracts and foreign currency transactions .....      112,208,652       (10,113,304)
                                                          ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ......................      116,768,175        (6,118,516)
                                                          ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .............................               --          (314,152)
  Net realized short-term gain on investments .......         (300,296)       (3,455,301)
  Net realized long-term gain on investments ........       (6,071,352)       (4,307,907)
                                                          ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............       (6,371,648)       (8,077,360)
                                                          ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets from
     capital share transactions .....................        1,584,354        69,746,245
                                                          ------------      ------------
  NET INCREASE IN NET ASSETS ........................      111,980,881        55,550,369
NET ASSETS:
  Beginning of period ...............................      428,415,645       372,865,276
                                                          ------------      ------------
  End of period .....................................     $540,396,526      $428,415,645
                                                          ============      ============

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. Currently, only Class AAA Shares are offered to the public. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on that day, then the security is valued at the closing bid price. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days are valued at the latest average of the bid and asked prices obtained from a pricing service approved by the Board of Directors, or a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2003, there were no repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At September 30, 2003, there were no futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At September 30, 2003, there were no open forward foreign exchange contracts.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

For fiscal year ended September 30, 2003, the tax character of distributions paid does not materially differ from the amounts recorded in accordance with accounting principles generally accepted in the United States.

For the fiscal year ended September 30, 2003, reclassifications were made to decrease accumulated net investment loss for $984,787 and decrease accumulated net realized gain on investments for $974,892, with an offsetting adjustment to additional paid-in capital.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

As of September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

               Undistributed ordinary income
                 (inclusive of short-term capital gains) ...... $  2,330,289
               Undistributed long-term capital gains ..........    1,965,427
               Post-October losses ............................         (710)
               Net unrealized appreciation ....................  109,715,730
               Other temporary differences ....................      (64,888)
                                                                ------------
                 Total accumulated earnings ................... $113,945,848
                                                                ============

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

The difference between book and tax basis undistributed ordinary income is primarily due to the continued accrual of defaulted interest for tax purposes which has been written down for book purposes.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended September 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $1,178,786, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended September 30, 2003, other than short term securities, aggregated $69,578,042 and $18,728,045, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2003, the Fund paid brokerage commissions of $174,657 to Gabelli & Company, Inc.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and Gabelli Funds, LLC (the "Adviser"). During fiscal 2003, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings against the line of credit during the year ended September 30, 2003.

8. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                           YEAR ENDED                  YEAR ENDED
                                       SEPTEMBER 30, 2003          SEPTEMBER 30, 2002
                                  --------------------------  --------------------------
                                    SHARES        AMOUNT        SHARES         AMOUNT
                                  ----------   -------------  ----------   -------------
Shares sold ....................   6,936,908   $ 131,697,417  11,939,999   $ 234,497,129
Shares issued upon
  reinvestment of dividends ....     338,280       6,099,180     413,536       7,717,258
Shares redeemed ................  (7,267,158)   (136,212,243) (8,971,244)   (172,468,142)
                                  ----------   -------------  ----------   -------------
Net increase (decrease) ........       8,030   $   1,584,354   3,382,291   $  69,746,245
                                  ==========   =============  ==========   =============

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended September 30, 2003, is set forth below:

                                                                               PERCENT
                                   SHARES                        VALUE AT       OWNED
                       BEGINNING  PURCHASED  ENDING  DIVIDEND  SEPTEMBER 30,  OF SHARES
                        SHARES     (SOLD)    SHARES   INCOME       2003      OUTSTANDING
                       ---------  ---------  ------  --------  ------------- -----------
Trans-Lux Corp. ......  90,000      5,000    95,000   $12,810    $654,550        9.76%
                        ------      -----    ------   -------    --------        -----

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                                            YEAR ENDED SEPTEMBER 30,
                                                           -----------------------------------------------------------
                                                             2003         2002         2001        2000         1999
                                                           --------     --------     --------    --------     --------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .................. $  17.04     $  17.13     $  23.60    $  21.84     $  18.81
                                                           --------     --------     --------    --------     --------
   Net investment income (loss) ..........................    (0.05)       (0.04)        0.06        0.06        (0.07)
   Net realized and unrealized gain (loss)
     on investments ......................................     4.74         0.31        (1.75)       4.16         3.63
                                                           --------     --------     --------    --------     --------
   Total from investment operations ......................     4.69         0.27        (1.69)       4.22         3.56
                                                           --------     --------     --------    --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .................................       --        (0.01)       (0.05)         --           --
   Net realized gain on investments ......................    (0.25)       (0.35)       (4.73)      (2.46)       (0.53)
                                                           --------     --------     --------    --------     --------
   Total distributions ...................................    (0.25)       (0.36)       (4.78)      (2.46)       (0.53)
                                                           --------     --------     --------    --------     --------
   NET ASSET VALUE, END OF PERIOD ........................ $  21.48     $  17.04     $  17.13    $  23.60     $  21.84
                                                           ========     ========     ========    ========     ========
   Total return+ .........................................   27.84%        1.39%      (7.47)%      21.00%       19.24%
                                                           ========     ========     ========    ========     ========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .................. $540,397     $428,416     $372,865    $366,459     $305,403
   Ratio of net investment income (loss)
     to average net assets ...............................  (0.22)%      (0.22)%        0.30%       0.26%      (0.34)%
   Ratio of operating expenses
     to average net assets ...............................    1.45%        1.45%        1.45%       1.49%(a)     1.56%(a)
   Portfolio turnover rate ...............................       4%          10%          17%         47%          24%

---------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) The Fund incurred interest expense during the fiscal years ended September 30, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.49% and 1.53%, respectively.

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Small Cap Growth Fund

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of The Gabelli Small Cap Growth Fund (the "Fund"), a series of the Gabelli Equity Series Funds, Inc., as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Small Cap Growth Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                 /S/ ERNST & YOUNG LLP

New York, New York
November 7, 2003

--------------------------------------------------------------------------------
                   2003 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended September 30, 2003, the Fund paid to shareholders, on December 20, 2002, an ordinary income dividend (comprised of net investment income and short term capital gains) totaling $0.012 per share and long term capital gains totaling $0.243 per share. For the fiscal year ended September 30, 2003, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Small Cap Growth Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Small Cap Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                                  NUMBER OF FUNDS
NAME, POSITION(S)  TERM OF OFFICE     IN FUND
    ADDRESS 1      AND LENGTH OF  COMPLEX OVERSEEN      PRINCIPAL OCCUPATION(S)                           OTHER DIRECTORSHIPS
    AND AGE        TIME SERVED 2    BY DIRECTOR         DURING PAST FIVE YEARS                            HELD BY DIRECTOR 3
-----------------  -------------- ----------------      -----------------------                           --------------------
INTERESTED DIRECTORS 4:

MARIO J. GABELLI      Since 1991        23       Chairman of the Board and Chief Executive               Director of Morgan Group
Director, President                              Officer of Gabelli Asset Management Inc. and            Holdings, Inc.
and Chief Investment                             Chief Investment Officer of Gabelli Funds, LLC          (transportation services);
Officer                                          and GAMCO Investors, Inc.; Vice Chairman and            Vice Chairman of
Age: 61                                          Chief Executive Officer of Lynch Interactive            Lynch Corporation
                                                 Corporation (multimedia and services)                   (diversified manufacturing)

JOHN D. GABELLI       Since 1991        10       Senior Vice President of Gabelli & Company,                    --
Director                                         Inc.; Director of Gabelli Advisers,Inc.
Age: 59

KARL OTTO POHL        Since 1992        32       Member of the Shareholder Committee of Sal              Director of Gabelli Asset
Director                                         Oppenheim Jr. & Cie (private investment bank);          Management Inc. (investment
Age: 73                                          Former President of the Deutsche Bundesbank and         management); Chairman,
                                                 Chairman of its Central Bank Council (1980-1991)        Incentive Capital and
                                                                                                         Incentive Asset Management
                                                                                                         (Zurich); Director at Sal
                                                                                                         Oppenheim Jr. & Cie, Zurich

NON-INTERESTED DIRECTORS:

ANTHONY J. COLAVITA   Since 1991        34       President and Attorney at Law in the law firm                  --
Director                                         of Anthony J. Colavita, P.C.
Age: 67

VINCENT D. ENRIGHT    Since 1991        12       Former Senior Vice President and Chief Financial               --
Director                                         Officer of KeySpan Energy Corporation
Age: 59

ROBERT J. MORRISSEY   Since 1991        10       Partner in the law firm of Morrissey, Hawkins                  --
Director                                         & Lynch
Age: 64

ANTHONY R. PUSTORINO  Since 1991        17       Certified Public Accountant; Professor                         --
Director                                         Emeritus, Pace University
Age: 78

ANTHONIE C. VAN EKRIS Since 1991        19       Managing Director of BALMAC                             Director of Aurado
Director                                         International, Inc.                                     Exploration Inc.
Age: 69

SALVATORE J. ZIZZA    Since 2001        10       Chairman, Hallmark Electrical Supplies Corp.;           Director of Hollis
Director                                         Former Executive Vice President of FMG Group            Eden Pharmaceuticals
Age: 57                                          (OTC), a healthcare provider; Former President
                                                 and Chief Executive Officer of the Lehigh Group
                                                 Inc., an interior construction company, through 1997

OFFICERS:

BRUCE N. ALPERT       Since 1991        --       Executive Vice President and Chief Operating Officer           --
President                                        of Gabelli Funds, LLC since 1988 and an officer of all
Age: 51                                          mutual funds advised by Gabelli Funds, LLC and its
                                                 affiliates. Director and President of Gabelli Advisers, Inc.

GUS A. COUTSOUROS     Since 2000        --       Vice President and Chief Financial Officer of Gabelli          --
Vice President and                               Funds, LLC since 1998 and an officer of all mutual
Treasurer                                        funds advised by Gabelli Funds, LLC and its affiliates
Age: 41

JAMES E. MCKEE        Since 1995        --       Vice President, General Counsel and Secretary of               --
Secretary                                        Gabelli Asset Management Inc. since 1999 and GAMCO
Age: 40                                          Investors, Inc. since 1993; Secretary of all mutual funds
                                                 advised by Gabelli Advisers, Inc. and Gabelli Funds, LLC

---------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation.
 3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
 4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as each Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                             Karl Otto Pohl
CHAIRMAN AND CHIEF                                FORMER PRESIDENT
INVESTMENT OFFICER                                DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS
Bruce N. Alpert                                   Gus Coutsouros
PRESIDENT                                         VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q303SR


[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
SMALL CAP
GROWTH
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2003

                         THE GABELLI EQUITY INCOME FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003


TO OUR SHAREHOLDERS,

      In many of our Funds' June 30, 2003 shareholder reports, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Our Annual Reports will be mailed separately and include the performance of the Fund with a description of the factors affecting the performance during the past year, along with the financial statements and the investment portfolio. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                   Sincerely yours,


                                                   /S/ BRUCE N. ALPERT

                                                   Bruce N. Alpert
                                                   Chief Operating Officer
                                                   Gabelli Funds, LLC
October 17, 2003

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                         THE GABELLI EQUITY INCOME FUND,
           THE LIPPER EQUITY INCOME FUND AVERAGE AND THE S&P 500 INDEX

                Gabelli Equity            Lipper Equity
                   Income Fund      Income Fund Average        S&P 500 Index
1/2/92                  10,000                   10,000               10,000
9/30/92                 10,580                   10,530               10,250
9/30/93                 12,750                   12,415               11,583
9/30/94                 13,171                   12,688               12,011
9/30/95                 15,700                   15,226               15,590
9/30/96                 18,320                   17,783               18,755
9/30/97                 24,549                   23,865               26,332
9/30/98                 25,285                   23,889               28,728
9/30/99                 30,296                   26,825               36,712
9/30/00                 32,844                   29,027               41,584
9/30/01                 32,703                   26,342               30,518
9/30/02                 28,916                   21,853               24,271
9/30/03                 36,026                   26,300               30,186

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

            AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2003 (A)(B)
            --------------------------------------------------------
                                                     YEAR TO       SINCE
                                         QUARTER      DATE     INCEPTION (C) 10 YEAR   5 YEAR      3 YEAR     1 YEAR
                                         -------     -------   ------------  -------   ------      ------     ------
  Gabelli Equity Income Fund ...........  1.53%      13.56%      11.52%     10.94%      7.34%       3.13%     24.59%

  S&P 500 Index ........................  2.65%      14.71%       9.85%     10.04%      1.00%     (10.13)%    24.37%
  Nasdaq Composite Index ............... 10.11%      33.80%       9.95%      8.89%      1.08%     (21.35)%    52.46%
  Lipper Equity Income Fund Avg. .......  2.15%      12.00%       9.02%      8.26%      2.68%      (2.52)%    20.35%

 (a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance does not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested (except for the Nasdaq Composite Index). Performance for periods less than one year is not annualized.
 (b) The Fund's fiscal year ends September 30.
 (c) From commencement of investment operations on January 2, 1992.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      Investors have opted for growth over yield during the past year's stock market rally. Despite losing the relative performance race to growth stocks this quarter, higher yielding equities delivered respectable returns. Buoyed by our industrial company holdings, the Gabelli Equity Income Fund (the "Fund") rose 24.6% for the one-year period ended September 30, 2003, performing in line with the Standard & Poor's ("S&P") 500 Index, which gained 24.4% during the same one-year period. Traditionally, growth stocks outperform during the early stages of an economic recovery. However, buoyed by the reduction of the tax rates on dividends to 15%, higher yielding stocks performed relatively well in the go-go rally.

      Financial services stocks led the performance parade for our Fund during the past year as J.P. Morgan Chase, Merrill Lynch, Sterling Bancorp and American Express rose sharply. Industrial stocks also performed well, with railcar manufacturer Trinity Industries, auto parts makers Dana Corp. and Modine Manufacturing, electric utility operator AES Corp. and agricultural machinery leader Deere & Company among our best performers. Integrated utilities stocks including Westar Energy and Constellation Energy also positively contributed to returns.

      In general during the past year, our healthcare investments disappointed, with Eli Lilly and Tenet Healthcare declining substantially and Baxter International treading water. Several blue chip companies also underperformed as AT&T and Coca-Cola lost ground. Specialty chemical investments such as Great Lakes Chemical and Ferro restrained portfolio performance.

WWW.GABELLI.COM
      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In our efforts to bring to shareholders more timely portfolio information, Gabelli Funds' portfolio managers regularly participate in chat sessions on our website. Please visit www.gabelli.com for the specific dates and times of all of our upcoming chats. All chat sessions start at 4:15 PM (Eastern Time). Please arrive early, as participation is limited.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS -- 87.8%
              AEROSPACE -- 0.9%
      32,000  Boeing Co. .........$  1,082,148 $  1,098,560
       5,000  Lockheed Martin
                Corp. ............     104,386      230,750
       7,000  Northrop Grumman
                Corp. ............     431,350      603,540
      10,000  Raytheon Co. .......     279,250      280,000
       2,000  Rockwell Automation
                Inc. .............      25,686       52,500
       2,000  Rockwell Collins Inc.     15,844       50,500
                                  ------------ ------------
                                     1,938,664    2,315,850
                                  ------------ ------------
              AUTOMOTIVE -- 0.2%
       4,500  Ford Motor Co. .....      67,417       48,465
      14,239  General Motors Corp.     538,747      582,802
                                  ------------ ------------
                                       606,164      631,267
                                  ------------ ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.0%
       2,000  ArvinMeritor Inc. ..      28,890       35,620
      80,000  Dana Corp. .........   1,053,083    1,234,400
       6,400  Ethyl Corp.+ .......      24,700       80,512
      50,000  GenCorp Inc. .......     429,459      447,500
     125,000  Genuine Parts Co. ..   3,506,476    3,997,500
       2,500  Johnson Controls
                Inc. .............     127,000      236,500
      60,000  Modine Manufacturing
                Co. ..............   1,160,998    1,428,000
      20,000  Pep Boys - Manny,
                Moe & Jack .......     158,436      306,000
                                  ------------ ------------
                                     6,489,042    7,766,032
                                  ------------ ------------
              AVIATION: PARTS AND SERVICES -- 0.9%
      20,000  Barnes Group Inc. ..     365,934      519,200
       9,500  Curtiss-Wright Corp.     135,862      670,890
       6,048  Curtiss-Wright Corp.,
                Cl. B ............     272,014      433,037
       8,000  United Technologies
                Corp. ............     281,946      618,240
                                  ------------ ------------
                                     1,055,756    2,241,367
                                  ------------ ------------
              BROADCASTING -- 0.0%
      20,000  Granite Broadcasting
                Corp.+ ...........     106,004       51,000
                                  ------------ ------------
              BUSINESS SERVICES -- 0.5%
       4,000  Automatic Data
                Processing Inc. ..     126,808      143,400
       6,000  Donnelley (R.H.)
                Corp.+ ...........      68,850      242,460
         500  Imation Corp. ......       7,150       16,325
       2,500  Landauer Inc. ......      60,337       88,575
       5,000  National Processing
                Inc.+ ............      77,065       96,600
      26,000  New England Business
                Service Inc. .....     494,245      692,120
                                  ------------ ------------
                                       834,455    1,279,480
                                  ------------ ------------
              CABLE -- 0.2%
      20,000  Comcast Corp.,
                Cl. A+ ...........     690,329      617,600
                                  ------------ ------------
              COMMUNICATIONS EQUIPMENT -- 0.7%
      45,000  Corning Inc.+ ......     352,463      423,900
     120,000  Motorola Inc. ......   1,282,274    1,436,400
                                  ------------ ------------
                                     1,634,737    1,860,300
                                  ------------ ------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMPUTER HARDWARE -- 0.1%
         300  International Business
                Machines Corp. ...$      3,810 $     26,499
      13,000  Xerox Corp.+ .......     126,343      133,380
                                  ------------ ------------
                                       130,153      159,879
                                  ------------ ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.6%
      10,000  Electronic Data
                Systems Corp. ....     172,160      202,000
      40,000  EMC Corp.+ .........     403,970      505,200
      50,000  PeopleSoft Inc.+ ...     848,052      909,500
         154  Telecom Italia
                Media SpA+ .......         205           63
                                  ------------ ------------
                                     1,424,387    1,616,763
                                  ------------ ------------
              CONSUMER PRODUCTS -- 6.1%
      45,000  Altria Group Inc. ..   1,407,584    1,971,000
       1,000  Clorox Co. .........      33,050       45,870
      80,000  Eastman Kodak Co. ..   2,328,029    1,675,200
      45,500  Energizer Holdings
                Inc.+ ............   1,130,002    1,673,035
      74,000  Gallaher Group
                plc, ADR .........   1,600,863    2,775,740
      42,000  Gillette Co. .......   1,233,027    1,343,160
      70,000  Maytag Corp. .......   1,736,480    1,747,900
      36,000  National Presto
                Industries Inc. ..   1,245,262    1,236,240
      19,000  Procter & Gamble Co.   1,393,252    1,763,580
      13,000  Rothmans Inc. ......     237,941      243,246
      26,000  Unilever NV, ADR ...   1,542,066    1,538,680
                                  ------------ ------------
                                    13,887,556   16,013,651
                                  ------------ ------------
              CONSUMER SERVICES -- 0.2%
      35,000  Rollins Inc. .......     454,969      624,400
                                  ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 4.3%
       5,000  3M Company .........     213,645      345,350
      22,000  Acuity Brands Inc. .     342,225      397,320
      40,000  Cooper Industries
                Ltd., Cl. A ......   1,657,009    1,921,200
      22,000  GATX Corp. .........     559,803      465,300
     110,000  General Electric Co.   2,759,948    3,279,100
       5,000  Harbor Global
                Co. Ltd.+ ........      24,172       44,625
     100,000  Honeywell International
                Inc. .............   2,429,693    2,635,000
      47,000  Sensient Technologies
                Corp. ............     953,833      987,000
      22,000  Thomas Industries
                Inc. .............     250,524      627,440
       4,000  Trinity Industries
                Inc. .............      82,100      103,400
      25,000  Tyco International
                Ltd. .............     463,556      510,750
                                  ------------ ------------
                                     9,736,508   11,316,485
                                  ------------ ------------
              ELECTRONICS -- 1.8%
      20,000  Intel Corp. ........     370,400      550,200
     125,000  Texas Instruments
                Inc. .............   2,489,961    2,850,000
      20,000  Thermo Electron
                Corp.+ ...........     424,925      434,000
      50,000  Thomas & Betts
                Corp.+ ...........     881,146      792,500
                                  ------------ ------------
                                     4,166,432    4,626,700
                                  ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: ELECTRIC -- 3.5%
      80,000  AES Corp.+ .........$    268,400 $    593,600
      12,000  American Electric Power
                Company Inc. .....     310,790      360,000
      81,000  Cinergy Corp. ......   2,478,068    2,972,700
      17,000  DTE Energy Co. .....     740,420      627,130
     100,000  El Paso Electric Co.+    790,289    1,155,000
      10,000  FPL Group Inc. .....     527,548      632,000
      35,000  Great Plains
                Energy Inc. ......     748,610    1,061,200
      90,000  Northeast Utilities    1,660,471    1,612,800
       8,000  UIL Holdings Corp. .     290,482      279,920
                                  ------------ ------------
                                     7,815,078    9,294,350
                                  ------------ ------------
              ENERGY AND UTILITIES: INTEGRATED -- 10.1%
      38,000  Allegheny Energy
                Inc.+ ............     318,325      347,320
     105,000  Aquila Inc.+ .......     296,671      354,900
      44,000  BP plc, ADR ........   1,030,211    1,852,400
      42,000  Burlington
                Resources Inc. ...   1,618,222    2,024,400
      44,000  CH Energy Group Inc.   1,809,289    1,936,000
      70,000  Constellation Energy
                Group Inc. .......   1,664,815    2,504,600
       1,000  Dominion Resources
                Inc. .............      48,852       61,900
     105,000  Duke Energy Corp. ..   1,892,694    1,870,050
     185,000  Duquesne Light
                Holdings Inc. ....   3,073,338    2,856,400
     135,000  El Paso Corp. ......   1,263,718      985,500
     150,000  Energy East Corp. ..   3,071,332    3,364,500
      29,000  Eni SpA ............     304,221      443,088
      40,000  NSTAR ..............   1,282,183    1,900,000
      50,000  Progress Energy Inc.   2,144,038    2,223,000
      15,000  Progress Energy Inc.,
                CVO+ .............       7,800        2,850
       4,000  Public Service Enterprise
                Group Inc. .......     131,300      168,000
      12,000  ScottishPower
                plc, ADR .........     314,381      284,400
      56,000  TECO Energy Inc. ...     778,820      773,920
      28,000  TXU Corp. ..........     572,163      659,680
      95,000  Westar Energy Inc. .   1,388,045    1,752,750
                                  ------------ ------------
                                    23,010,418   26,365,658
                                  ------------ ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.6%
      43,000  AGL Resources Inc. .     815,748    1,211,310
      17,000  Atmos Energy Corp. .     372,478      406,980
      25,000  National Fuel
                Gas Co. ..........     519,678      571,250
      30,000  ONEOK Inc. .........     477,001      605,100
       3,000  Peoples Energy Corp.     103,187      124,140
      12,000  Piedmont Natural
                Gas Co. Inc. .....     394,017      468,000
      18,000  SEMCO Energy Inc. ..     160,883       82,800
      63,282  Southern Union Co.+      904,305    1,075,794
     100,000  Southwest Gas Corp.    1,777,547    2,270,000
                                  ------------ ------------
                                     5,524,844    6,815,374
                                  ------------ ------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              ENERGY AND UTILITIES: OIL -- 6.5%
      41,000  ChevronTexaco Corp. $  1,927,546 $  2,929,450
      58,000  ConocoPhillips .....   3,187,718    3,175,500
      15,000  Devon Energy Corp. .     692,247      722,850
     123,000  Exxon Mobil Corp. ..   3,351,043    4,501,800
      18,000  Kerr-McGee Corp. ...     778,337      803,520
      95,000  Royal Dutch
                Petroleum Co. ....   4,155,263    4,199,000
       8,759  Total Petroleum of North
                America Ltd., ADR      299,550      663,932
                                  ------------ ------------
                                    14,391,704   16,996,052
                                  ------------ ------------
              ENERGY AND UTILITIES: SERVICES -- 0.4%
      14,000  Halliburton Co. ....     158,327      339,500
      12,000  Schlumberger Ltd. ..     547,706      580,800
                                  ------------ ------------
                                       706,033      920,300
                                  ------------ ------------
              ENERGY AND UTILITIES: WATER -- 0.1%
      15,000  Philadelphia
                Suburban Corp. ...     230,874      361,200
                                  ------------ ------------
              ENTERTAINMENT -- 1.4%
      60,000  AOL Time Warner
                Inc.+ ............     784,500      906,600
      17,000  Fox Entertainment Group Inc.,
                Cl. A+ ...........     372,969      475,830
     105,000  The Walt Disney Co.    1,745,083    2,117,850
       3,000  Viacom Inc., Cl. A .      68,550      115,200
                                  ------------ ------------
                                     2,971,102    3,615,480
                                  ------------ ------------
              ENVIRONMENTAL SERVICES -- 0.3%
      30,000  Waste Management
                Inc. .............     543,511      785,100
                                  ------------ ------------
              EQUIPMENT AND SUPPLIES -- 1.1%
       3,000  Caterpillar Inc. ...      35,181      206,520
      28,000  Deere & Co. ........     567,189    1,492,680
      13,000  Imagistics International
                Inc.+ ............     251,735      376,740
       3,000  Ingersoll-Rand Co.,
                Cl. A ............     125,173      160,320
       1,500  Minerals Technologies
                Inc. .............      37,938       76,350
       2,000  Parker-Hannifin Corp.     77,350       89,400
      16,000  Smith (A.O.) Corp. .     343,317      448,160
                                  ------------ ------------
                                     1,437,883    2,850,170
                                  ------------ ------------
              FINANCIAL SERVICES -- 15.5%
       9,000  Aegon NV, ADR ......     112,578      105,300
       7,120  Alleghany Corp.+ ...   1,311,997    1,390,180
       5,000  Allstate Corp. .....     177,405      182,650
      73,500  American Express Co.   2,595,280    3,311,910
       8,000  American International
                Group Inc. .......     433,870      461,600
      39,000  Argonaut Group Inc.      789,154      507,000
       5,000  Banco Popular
                Espanol SA .......     185,939      247,292
      18,000  Banco Santander Central
                Hispano SA, ADR ..      64,963      153,180
       2,000  Banco Santander
                Chile, ADR+ ......      29,250       46,000
       8,500  Bank of America
                Corp. ............     158,255      663,340

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      44,000  Bank of New York
                Co. Inc. .........$  1,423,658 $  1,280,840
      19,000  Bank One Corp. .....     660,767      734,350
      30,000  Bankgesellschaft
                Berlin AG+ .......     201,349       76,511
       8,000  Banque Nationale
                de Paris .........     296,835      392,221
       2,500  Bear Stearns
                Companies Inc. ...     161,375      187,000
       1,000  Block (H&R) Inc. ...      15,746       43,150
      30,000  Citigroup Inc. .....   1,094,647    1,365,300
      39,000  Commerzbank AG, ADR      834,873      563,176
      35,000  Deutsche Bank
                AG, ADR ..........   1,966,015    2,124,150
       2,000  Dun and Bradstreet
                Corp.+ ...........      20,476       83,080
       3,500  Fannie Mae .........     204,581      245,700
      16,000  Fidelity Southern
                Corp. ............     153,870      216,640
      80,000  FleetBoston Financial
                Corp. ............   1,785,143    2,412,000
      25,000  Huntington
                Bancshares Inc. ..     407,250      494,750
      45,000  John Hancock Financial
                Services Inc. ....   1,295,844    1,521,000
      50,000  JP Morgan Chase
                & Co. ............   1,578,693    1,716,500
      10,000  Leucadia National
                Corp. ............     327,010      378,500
      55,000  Mellon Financial
                Corp. ............   1,528,208    1,657,700
      10,000  Merrill Lynch &
                Co. Inc. .........     362,400      535,300
      80,000  MONY Group Inc. ....   2,484,944    2,604,000
       4,000  Moody's Corp. ......      64,841      219,880
       3,000  Municipal Mortgage &
                Equity, LLC ......      60,488       73,560
       6,000  Northern Trust Corp.      60,300      254,640
      50,000  Phoenix Companies
                Inc. .............     650,511      577,500
      47,000  PNC Financial Services
                Group ............   1,985,813    2,236,260
      20,000  Schwab (Charles)
                Corp. ............     270,593      238,200
      25,000  St. Paul Companies
                Inc. .............     937,999      925,750
     100,000  Sterling Bancorp ...   1,578,737    2,691,000
      12,000  SunTrust Banks Inc.      251,737      724,440
       5,000  T. Rowe Price
                Group Inc. .......     136,890      206,300
       4,000  Travelers Property Casualty
                Corp., Cl. A .....      64,200       63,520
      57,000  Unitrin Inc. .......   1,772,978    1,736,220
      35,000  Wachovia Corp. .....   1,027,147    1,441,650
      45,000  Waddell & Reed Financial Inc.,
                 Cl. A ...........     816,259    1,060,650
      75,000  Wilmington
                Trust Corp. ......   2,342,833    2,307,000
                                  ------------ ------------
                                    34,683,701   40,456,890
                                  ------------ ------------
              FOOD AND BEVERAGE -- 5.6%
      54,000  Allied Domecq
                plc, ADR .........   1,166,956    1,391,040
      35,000  Cadbury Schweppes
                plc, ADR .........     773,531      878,150
      35,000  Campbell Soup Co. ..     794,372      927,500
      40,000  Coca-Cola Amatil
                Ltd., ADR ........     246,845      309,728
      30,000  Coca-Cola Co. ......   1,390,965    1,288,800
      10,000  Corn Products
                International
                Inc. .............     260,071      318,500
      40,330  Del Monte Foods Co.+     331,259      351,274

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
      50,000  Diageo plc, ADR ....$  1,987,727 $  2,207,500
      12,000  Fomento Economico
                Mexicano SA
                de CV, ADR .......     416,490      457,800
      20,000  General Mills Inc. .     928,400      941,400
      64,000  Heinz (H.J.) Co. ...   2,169,869    2,193,920
       3,000  Hershey Foods Corp.      164,533      218,040
      15,000  Kellogg Co. ........     416,865      500,250
       3,000  Mondavi (Robert) Corp.,
                Cl. A+ ...........      62,180       92,940
      10,000  Nestle SA ..........   2,083,075    2,305,718
      12,150  Tootsie Roll
                Industries Inc. ..     339,643      376,650
                                  ------------ ------------
                                    13,532,781   14,759,210
                                  ------------ ------------
              HEALTH CARE -- 8.9%
       5,000  Abbott Laboratories      181,280      212,750
       3,000  Aventis SA, ADR ....     149,527      156,900
      50,000  Baxter International
                Inc. .............   1,412,798    1,453,000
      16,000  Becton, Dickinson
                and Co. ..........     491,573      577,920
     115,000  Bristol-Myers
                Squibb Co. .......   3,194,320    2,950,900
      68,000  Eli Lilly & Co. ....   3,976,966    4,039,200
      11,276  GlaxoSmithKline
                plc, ADR .........    515,984       478,102
      10,000  Henry Schein Inc.+       422,723      567,000
       5,000  Interpore International
                Inc.+ ............      37,780       76,800
       4,000  Johnson & Johnson ..      39,338      198,080
       6,030  Medco Health Solutions
                Inc.+ ............     134,931      156,358
      50,000  Merck & Co. Inc. ...   2,464,901    2,531,000
       5,000  Orthofix International
                NV+ ..............     143,154      183,000
     245,000  Pfizer Inc. ........   7,775,358    7,443,100
     105,000  Schering-Plough
                Corp. ............   1,904,616    1,600,200
      45,000  Tenet Healthcare
                Corp.+ ...........     643,935      651,600
       2,000  Zimmer Holdings
                Inc.+ ............     103,551      110,200
                                  ------------ ------------
                                    23,592,735   23,386,110
                                  ------------ ------------
              HOTELS AND GAMING -- 0.5%
      35,000  Starwood Hotels & Resorts
                Worldwide Inc. ...     868,448    1,218,000
                                  ------------ ------------
              METALS AND MINING -- 1.4%
      76,000  Fording Canadian Coal Trust
                (Toronto) ........   1,516,439    1,655,774
      30,000  Freeport-McMoRan Copper &
                Gold Inc., Cl. B .     519,346      993,000
      25,000  Newmont Mining Corp.     650,026      977,250
                                  ------------ ------------
                                     2,685,811    3,626,024
                                  ------------ ------------
              PAPER AND FOREST PRODUCTS -- 0.1%
      11,000  Pactiv Corp.+ ......     174,996      223,080
                                  ------------ ------------
              PUBLISHING -- 1.9%
      22,000  Dow Jones & Co. Inc.     949,819    1,041,700
      10,000  Knight-Ridder Inc. .     662,210      667,000
       1,500  McClatchy Co., Cl. A      85,925       89,220
      10,000  McGraw-Hill
                Companies Inc. ...     502,221      621,300

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS (CONTINUED)
              PUBLISHING (CONTINUED)
       3,008  News Corp. Ltd.,
                ADR ..............$     70,881 $     98,662
      90,000  Reader's Digest Association
                Inc. .............   1,224,956    1,259,100
         406  Seat Pagine
                Gialle SpA+ ......       1,350          374
      10,000  Tribune Co. ........     430,466      459,000
       1,200  Washington Post Co.,
                Cl. B ............     700,030      798,000
                                  ------------ ------------
                                     4,627,858    5,034,356
                                  ------------ ------------
              REAL ESTATE -- 0.2%
      20,000  Catellus Development
                Corp.+ ...........     401,305      489,000
                                  ------------ ------------
              RETAIL -- 0.9%
      25,000  Albertson's Inc. ...     540,435      514,250
       2,500  Griffin Land &
                Nurseries Inc.+ ..      11,716       33,650
      47,300  Safeway Inc.+ ......     932,752    1,085,062
       2,000  Sears, Roebuck & Co.      51,241       87,460
       6,000  The Home Depot Inc.      127,998      191,100
      10,000  Weis Markets Inc. ..     300,480      340,100
                                  ------------ ------------
                                     1,964,622    2,251,622
                                  ------------ ------------
              SATELLITE -- 0.2%
      45,900  General Motors Corp.,
                Cl. H+ ...........     578,764      656,829
                                  ------------ ------------
              SPECIALTY CHEMICALS -- 1.4%
      25,000  Albemarle Corp. ....     553,160      686,250
       1,200  Celenese AG + ......      16,129       39,636
       1,611  Dow Chemical Co. ...      16,675       52,422
       8,000  E.I. du Pont de Nemours
                and Co. ..........     330,550      320,080
       6,000  Ferro Corp. ........     135,135      128,160
      31,000  Great Lakes
                Chemical Corp. ...     798,682      623,410
      70,000  Monsanto Co. .......   1,160,200    1,675,800
      20,000  Omnova Solutions
                Inc.+ ............     155,815       70,200
       4,000  Quaker Chemical
                Corp. ............      79,615       93,040
                                  ------------ ------------
                                     3,245,961    3,688,998
                                  ------------ ------------
              TELECOMMUNICATIONS -- 5.1%
      10,000  ALLTEL Corp. .......     492,835      463,400
      30,000  AT&T Corp. .........     874,575      646,500
      52,800  BCE Inc. ...........   1,130,618    1,153,680
      25,000  BellSouth Corp. ....     664,377      592,000
     300,000  BT Group plc .......   1,251,761      897,159
      30,000  BT Group plc, ADR ..   1,006,938      909,000
      32,000  Cable & Wireless
                plc, ADR .........     201,570      180,800
     185,000  Cincinnati Bell
                Inc.+ ............   1,399,175      941,650
      20,000  Citizens
                Communications Co.+    222,640      224,200
      17,000  Deutsche Telekom
                AG, ADR+ .........     283,227      245,480
      12,000  France Telecom
                SA, ADR ..........     347,118      278,880
     300,000  Qwest Communications
                International Inc.+  1,256,877    1,020,000

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
      74,000  SBC Communications
                Inc. .............$  2,280,246 $  1,646,500
      40,000  Sprint Corp. -
                FON Group ........     569,646      604,000
       3,300  Telecom Italia
                SpA, ADR+ ........      31,072       82,005
       7,880  Telefonica SA, ADR+       90,062      279,346
      12,000  TELUS Corp. ........     192,898      205,149
      91,500  Verizon Communications
                Inc. .............   3,477,183    2,968,260
       3,118  WilTel Communications
                Group Inc.+ ......      45,150       49,825
                                  ------------ ------------
                                    15,817,968   13,387,834
                                  ------------ ------------
              WIRELESS COMMUNICATIONS -- 0.6%
     100,000  AT&T Wireless
                Services Inc.+ ...     983,221      818,000
     300,000  mm02 plc+ ..........     336,932      285,346
      20,000  mm02 plc, ADR+ .....     199,884      188,800
      30,000  Sprint Corp. -
                PCS Group+ .......     175,715      171,900
                                  ------------ ------------
                                     1,695,752    1,464,046
                                  ------------ ------------
              TOTAL COMMON
                 STOCKS .......... 203,657,305  229,766,457
                                  ------------ ------------
              PREFERRED STOCKS -- 5.9%
              AUTOMOTIVE -- 0.1%
       1,000  Ford Motor Co. Capital Trust II,
                6.500% Cv. Pfd. ..      45,215       43,310
              General Motors Corp.,
       9,000    5.250% Cv. Pfd.,
                Ser. B ...........     228,000      206,820
       4,000    4.500% Cv. Pfd.,
                Ser. A ...........     100,000       98,600
                                  ------------ ------------
                                       373,215      348,730
                                  ------------ ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
       7,000  Coltec Capital Trust,
                5.250% Cv. Pfd. ..     281,500      250,655
                                  ------------ ------------
              BROADCASTING -- 1.9%
      58,000  CVC Equity Securities Trust I,
                6.500% Cv. Pfd. ..   1,485,376    1,206,400
       2,619  Granite Broadcasting Corp.,
                12.750% Pfd.+ ....   1,488,446    1,833,300
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser.  C  (b)(c) ..   1,000,000    1,020,000
      46,100  Rainbow  Equity
                Securities Trust II,
                6.250% Cv. Pfd. ..     801,487      968,100
                                  ------------ ------------
                                     4,775,309    5,027,800
                                  ------------ ------------
              COMMUNICATIONS EQUIPMENT -- 0.4%
       1,100  Lucent Technologies
                Capital Trust I,
                7.750% Cv. Pfd. ..     759,000      912,703
                                  ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
      26,200  WHX Corp.,
                $3.75 Cv. Pfd.,
                Ser. B+ ..........     177,130      131,000
                                  ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              PREFERRED STOCKS (CONTINUED)
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International
                Group Inc.,
                7.250% Cv. Pfd.+ .$      5,310 $      9,000
                                  ------------ ------------
              EQUIPMENT AND SUPPLIES -- 0.4%
      13,800  Sequa Corp.,
                $5.00 Cv. Pfd. ...   1,063,415    1,131,600
                                  ------------ ------------
              HEALTH CARE -- 0.0%
         300  Bio-Rad Laboratories Inc.,
                Cl. B ............      11,100       15,306
                                  ------------ ------------
              METALS AND MINING -- 0.3%
      25,000  Freeport-McMoRan Copper &
                Gold Inc.,
                7.000% Cv. Pfd. ..     503,515      708,250
                                  ------------ ------------
              PUBLISHING -- 0.0%
       1,504  News Corp. Ltd.,
                Pfd., ADR ........      29,106       41,044
                                  ------------ ------------
              SPECIALTY CHEMICALS -- 0.0%
       5,000  Hercules Trust I,
                9.420% Pfd. ......     111,930      124,000
                                  ------------ ------------
              TELECOMMUNICATIONS -- 2.6%
      33,000  Cincinnati Bell Inc.,
                6.750% Cv. Pfd.,
                Ser. B ...........     918,894    1,320,000
      40,000  Citizens Communications Co.,
                5.000% Cv. Pfd. ..   1,869,091    1,996,000
      32,000  CSC Holdings Inc.,
                11.125% Cv. Pfd.,
                Ser. M ...........   1,335,000    3,356,160
                                  ------------ ------------
                                     4,122,985    6,672,160
                                  ------------ ------------
              TOTAL PREFERRED
                STOCKS ...........  12,213,515   15,372,248
                                  ------------ ------------
              WARRANTS -- 0.2%
              BUSINESS SERVICES -- 0.2%
     250,000  GP Strategies Corp.,
                Expires
                08/14/08+ (c) ....     637,065      637,065
                                  ------------ ------------
    PRINCIPAL
     AMOUNT
    ---------
              CORPORATE BONDS -- 4.4%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
 $1,400,000   GenCorp Inc.,
                Sub. Deb. Cv.,
                5.750%, 04/15/07 .   1,318,428    1,293,250
    800,000   Standard Motor
                Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 .     640,049      706,000
    100,000   Tenneco Automotive
                Inc.,
                11.625%, 10/15/09       61,343       99,000
                                  ------------ ------------
                                     2,019,820    2,098,250
                                  ------------ ------------
              BUSINESS SERVICES -- 0.5%
    100,000   BBN Corp., Sub. Deb. Cv.,
                6.000%,
                04/01/12+ (a)(c) .      97,500            0
  2,000,000   GP Strategies Corp.,
                Sub. Deb.,
                6.000%,
                08/14/08 (c) .....   1,374,583    1,362,935
                                  ------------ ------------
                                     1,472,083    1,362,935
                                  ------------ ------------

    PRINCIPAL                                      MARKET
     AMOUNT                            COST         VALUE
    ---------                          ----        ------
              CABLE -- 0.5%
 $1,500,000   Charter Communications Inc., Cv.,
                4.750%, 06/01/06 .$    910,491 $  1,290,000
                                  ------------ ------------
              ELECTRONICS -- 1.3%
  1,800,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 .   1,652,028    2,333,250
  1,100,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 .     774,138    1,049,125
                                  ------------ ------------
                                     2,426,166    3,382,375
                                  ------------ ------------
              ENERGY AND UTILITIES -- 0.4%
  1,600,000   Mirant Corp., Sub. Deb. Cv.,
                2.500%,
                06/15/21+ (a) ....   1,193,786      864,000
                                  ------------ ------------
              FOOD AND BEVERAGE -- 0.1%
    100,000   Parmalat Capital, Cv.,
                1.000%, 12/31/05 .     117,578      133,341
    100,000   Parmalat Netherlands BV, Cv.,
                0.875%, 06/30/21 .     110,528      127,227
                                  ------------ ------------
                                       228,106      260,568
                                  ------------ ------------
              HEALTH CARE -- 0.8%
  2,000,000   IVAX Corp.,
                Sub. Deb. Cv.,
                5.500%, 05/15/07 .   1,789,291    2,050,000
    200,000   Twin Laboratories Inc.,
                Sub. Deb. Cv.,
                10.250%, 05/15/06       95,572      113,000
                                  ------------ ------------
                                     1,884,863    2,163,000
                                  ------------ ------------
              TELECOMMUNICATIONS -- 0.0%
    200,000   Williams Comm Group Inc.,
                Escrow, 10.875%,
                10/01/09 (a)(c) ..           0            0
                                  ------------ ------------
              TOTAL CORPORATE
                BONDS ............  10,135,315   11,421,128
                                  ------------ ------------
              U.S. GOVERNMENT OBLIGATIONS -- 1.6%
  4,217,000   U.S. Treasury Bills,
                0.845% to 0.865%++,
                10/30/03 to
                11/28/03 .........   4,211,436    4,211,436
                                  ------------ ------------
              TOTAL
                INVESTMENTS --
                99.9% ............$230,854,636  261,408,334
                                  ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.1% .....     368,823
                                               ------------
              NET ASSETS -- 100.0% ............$261,777,157
                                               ============
-----------------
 (a)  Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt
      from  registration,   normally  to  qualified   institutional  buyers.  At
      September 30, 2003, the market value of Rule 144A securities amounted to $1,020,000 or 0.39% of total net assets.
 (c) Securities fair valued under procedures established by the Board of Directors.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $230,854,636) .......     $261,408,334
  Cash and foreign currency, at value (Cost $3,489)            3,571
  Dividends and interest receivable ...............          882,039
  Receivable for investments sold .................          363,925
  Receivable for capital shares sold ..............        1,136,358
  Other assets ....................................            3,021
                                                        ------------
  TOTAL ASSETS ....................................      263,797,248
                                                        ------------
LIABILITIES:
  Payable for investments purchased ...............        1,307,418
  Payable for capital shares redeemed .............          272,840
  Payable for investment advisory fees ............          217,028
  Payable for distribution fees ...................           54,257
  Payable for shareholder communication fees ......           26,625
  Payable for shareholder services fees ...........           64,100
  Distribution payable ............................               50
  Other accrued expenses ..........................           77,773
                                                        ------------
  TOTAL LIABILITIES ...............................        2,020,091
                                                        ------------
  NET ASSETS applicable to 17,929,416
    shares outstanding ............................     $261,777,157
                                                        ============
NET ASSETS CONSIST OF:
  Capital stock, at par value .....................          $17,929
  Additional paid-in capital ......................      232,287,843
  Accumulated net investment income ...............          672,481
  Accumulated net realized loss on investments
    and foreign currency transactions .............       (1,755,511)
  Net unrealized appreciation on investments
    and foreign currency transactions .............       30,554,415
                                                        ------------
  TOTAL NET ASSETS ................................     $261,777,157
                                                        ============
  NET ASSET VALUE, offering and redemption
    price per share ($261,777,157 (DIVIDE) 17,929,416
    shares outstanding; unlimited number of
    shares authorized of $0.001 par value)                    $14.60
                                                              ======

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $128,175) .....     $ 7,197,324
  Interest .........................................       1,260,850
                                                         -----------
  TOTAL INVESTMENT INCOME ..........................       8,458,174
                                                         -----------
EXPENSES:
  Investment advisory fees .........................       2,360,531
  Distribution fees ................................         590,133
  Shareholder services fees ........................         244,745
  Custodian fees ...................................          77,705
  Shareholder communications expenses ..............          71,825
  Registration fees ................................          53,708
  Legal and audit fees .............................          46,226
  Directors' fees ..................................          20,898
  Interest expenses ................................          12,635
  Miscellaneous expenses ...........................          47,370
                                                         -----------
  TOTAL EXPENSES ...................................       3,525,776
                                                         -----------
  NET INVESTMENT INCOME ............................       4,932,398
                                                         -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on investments and
    foreign currency transactions ..................      (1,080,553)
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency transactions      47,288,390
                                                         -----------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ...................................      46,207,837
                                                         -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ................................     $51,140,235
                                                         ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED           YEAR ENDED
                                                                               SEPTEMBER 30, 2003   SEPTEMBER 30, 2002
                                                                               ------------------   ------------------
OPERATIONS:
  Net investment income ........................................................  $  4,932,398         $ 2,810,808
  Net realized loss on investments and foreign currency transactions ...........    (1,080,553)           (385,184)
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency transactions ..........................................    47,288,390         (26,141,739)
                                                                                  ------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............    51,140,235         (23,716,115)
                                                                                  ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ........................................................    (4,398,932)         (2,790,101)
  Net realized short-term gain on investments ..................................            --            (265,279)
  Net realized long-term gain on investments ...................................            --          (1,408,019)
                                                                                  ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................    (4,398,932)         (4,463,399)
                                                                                  ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets from capital share transactions ...................    52,098,140          69,618,289
                                                                                  ------------        ------------
  NET INCREASE IN NET ASSETS ...................................................    98,839,443          41,438,775
NET ASSETS:
  Beginning of period ..........................................................   162,937,714         121,498,939
                                                                                  ------------        ------------
  End of period (including undistributed net investment income of
    $672,481 and $20,456, respectively) ........................................  $261,777,157        $162,937,714
                                                                                  ============        ============

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. Currently, only Class AAA Shares are offered to the public. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on that day, then the security is valued at the closing bid price. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days are valued at the latest average of the bid and asked prices obtained from a pricing service approved by the Board of Directors, or a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2003, there were no repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At September 30, 2003, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of future contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At September 30, 2003, there were no open forward foreign exchange contracts.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and long-term capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

For fiscal year ended September 30, 2003, the tax character of distributions paid does not materially differ from accounting principles generally accepted in the United States.

For the fiscal year ended September 30, 2003, reclassifications were made to increase accumulated net investment income for $118,559 and increase accumulated net realized loss on investments for $111,659, with an offsetting adjustment to additional paid-in capital.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

As of September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

             Undistributed ordinary income ....................... $   714,701
             Post-October losses .................................    (249,013)
             Capital loss carryforward ...........................    (478,901)
             Net unrealized appreciation .........................  29,520,445
             Other temporary differences .........................     (35,847)
                                                                   -----------
             Total accumulated earnings .......................... $29,471,385
                                                                   ===========

The Fund has a capital loss carryforward for Federal income tax purposes at September 30, 2003 of $478,901 which is available through 2011.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

The difference between book and tax basis undistributed ordinary income is primarily due to the accrual of defaulted interest for tax purposes.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the fiscal year ended September 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $590,133, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO  SECURITIES.  Purchases and sales of securities for the fiscal year
ended  September  30,  2003,  other  than  short  term  securities,   aggregated
$129,728,197 and $61,035,152, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2003, the Fund paid brokerage commissions of $230,467 to Gabelli & Company, Inc. and its affiliates.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and Gabelli Funds, LLC (the "Adviser"). During fiscal 2003, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances.

The average daily amount of borrowings within the year ended September 30, 2003 was $517,409 with a related weighted average interest rate of 1.89%. The maximum amount borrowed at any time during the year ended September 30, 2003 was $8,074,000.

8. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                               YEAR ENDED                        YEAR ENDED
                                           SEPTEMBER 30, 2003                SEPTEMBER 30, 2002
                                     -----------------------------      ----------------------------
                                         SHARES          AMOUNT            SHARES           AMOUNT
                                     -----------     -------------      ----------      ------------
Shares sold ........................  14,773,776     $ 197,502,549       8,239,851      $115,719,997
Shares issued upon reinvestment
  of dividends .....................     292,370         4,080,708         302,700         4,184,306
Shares redeemed .................... (10,797,815)     (149,485,117)     (3,634,380)      (50,286,014)
                                     -----------     -------------      ----------      ------------
Net increase .......................   4,268,331     $  52,098,140       4,908,171      $ 69,618,289
                                     ===========     =============      ==========      ============

9. FOR FEDERAL TAX PURPOSES.
Aggregate cost .....................$231,887,889
                                    ============
Gross unrealized appreciation ......$ 38,522,140
Gross unrealized depreciation ......  (9,001,695)
                                    ------------
Net unrealized appreciation ........$ 29,520,445
                                    ============

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                                          YEAR ENDED SEPTEMBER 30,
                                                           -----------------------------------------------------------
                                                             2003         2002         2001         2000        1999
                                                           ---------    --------     --------     --------     -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ..................  $  11.93    $  13.88     $  16.35     $ 17.58      $ 15.97
                                                            --------    --------     --------     -------      -------
   Net investment income .................................      0.28        0.23         0.25        0.46         0.23
   Net realized and unrealized gain (loss)
     on investments ......................................      2.64       (1.79)       (0.28)       0.81         2.82
                                                            --------    --------     --------     -------      -------
   Total from investment operations ......................      2.92       (1.56)       (0.03)       1.27         3.05
                                                            --------    --------     --------     -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .................................     (0.25)      (0.23)       (0.36)      (0.36)       (0.22)
   Net realized gain on investments ......................        --       (0.16)       (2.08)      (2.14)       (1.22)
                                                            --------    --------     --------     -------      -------
   Total distributions ...................................     (0.25)      (0.39)       (2.44)      (2.50)       (1.44)
                                                            --------    --------     --------     -------      -------
   NET ASSET VALUE, END OF PERIOD ........................  $  14.60    $  11.93     $  13.88     $ 16.35      $ 17.58
                                                            ========    ========     ========     =======      =======
   Total return+ .........................................    24.59%    (11.58)%      (0.43)%       8.41%       19.82%
                                                            ========    ========     ========     =======      =======
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ..................  $261,777    $162,938     $121,499     $89,164      $92,111
   Ratio of net investment income
     to average net assets ...............................     2.09%       1.75%        1.65%       2.85%        1.32%
   Ratio of operating expenses
     to average net assets ...............................     1.49%(a)    1.50%        1.55%       1.66%(a)     1.60%
   Portfolio turnover rate ...............................       27%         12%          41%         33%          39%

---------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) The Fund incurred interest expense during the years ended September 30, 2003 and 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.49% and 1.61%, respectively.

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Equity Income Fund

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of The Gabelli Equity Income Fund (the "Fund"), a series of the Gabelli Equity Series Funds, Inc., as of September 30, 2003 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Equity Income Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                     /S/ ERNST & YOUNG LLP
New York, New York
November 7, 2003

--------------------------------------------------------------------------------
                   2003 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended September 30, 2003, the Fund paid to shareholders ordinary income dividends (comprised of net investment income totaling $0.250 per share). For the fiscal year ended September 30, 2003, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. An estimate of qualified dividend income of $4,932,398 was received by the Fund through September 30, 2003 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

   U.S. GOVERNMENT INCOME:
   The percentage of the ordinary income dividend paid by the Fund during fiscal year 2003 which was derived from U.S. Treasury securities was 1.64%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Equity Income Fund did not meet this strict requirement in 2003. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Equity Income Fund's Directors and is available, without charge, upon request, by calling 1-800-GABELLI (1-800-422-3554) or by writing to The Gabelli Equity Income Fund at One Corporate Center, Rye, NY 10580-1422.

                        TERM OF       NUMBER OF
NAME, POSITION(S)     OFFICE AND    FUNDS IN FUND
    ADDRESS 1           LENGTH OF  COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
     AND AGE         TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                        HELD BY DIRECTOR 3
-----------------    ------------- ----------------     -----------------------                       -------------------
INTERESTED DIRECTORS 4:
MARIO J. GABELLI       Since 1991        23        Chairman of the Board and Chief Executive         Director of Morgan Group
Director, President and                            Officer of Gabelli Asset Management Inc. and      Holdings, Inc. (transportation
Chief Investment Officer                           Chief Investment Officer of Gabelli Funds,        services); Vice Chairman of
Age: 61                                            LLC and GAMCO Investors, Inc.; Vice Chairman      Lynch Corporation (diversified
                                                   and Chief Executive Officer of Lynch Interactive  manufacturing)
                                                   Corporation (multimedia and services)

JOHN D. GABELLI        Since 1991        10        Senior Vice President of Gabelli & Company,             --
Director                                           Inc.; Director of Gabelli Advisers, Inc.
Age: 59

KARL OTTO POHL         Since 1992        32        Member of the Shareholder Committee of Sal        Director of Gabelli Asset
Director                                           Oppenheim Jr. & Cie (private investment           Management Inc. (investment
Age: 73                                            bank); Former President of the                    management); Chairman,
                                                   Deutsche Bundesbank and Chairman of its           Incentive Capital and Incentive
                                                   Central Bank Council (1980-1991)                  Asset Management (Zurich);
                                                                                                     Director at Sal Oppenheim
                                                                                                     Jr. & Cie, Zurich
NON-INTERESTED DIRECTORS:
ANTHONY J. COLAVITA    Since 1991        34        President and Attorney at Law in the law firm           --
Director                                           of Anthony J. Colavita, P.C.
Age: 67

VINCENT D. ENRIGHT     Since 1991        12        Former Senior Vice President and Chief Financial        --
Director                                           Officer of KeySpan Energy Corporation
Age: 59

ROBERT J. MORRISSEY    Since 1991        10        Partner in the law firm of Morrissey, Hawkins           --
Director                                           & Lynch
Age: 64

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                        TERM OF       NUMBER OF
NAME, POSITION(S)     OFFICE AND    FUNDS IN FUND
    ADDRESS 1           LENGTH OF  COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                          OTHER DIRECTORSHIPS
     AND AGE         TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                           HELD BY DIRECTOR 3
-----------------    ------------- ----------------     -----------------------                          -------------------
NON-INTERESTED DIRECTORS (CONTINUED):
ANTHONY R. PUSTORINO   Since 1991          17        Certified Public Accountant; Professor                     --
Director                                             Emeritus, Pace University
Age: 78

ANTHONIE C. VAN EKRIS  Since 1991          19        Managing Director of BALMAC                          Director of Aurado
Director                                             International, Inc.                                  Exploration Inc.
Age: 69

SALVATORE J. ZIZZA     Since 2001          10        Chairman, Hallmark Electrical Suppliers Corp.;       Director of Hollis Eden
Director                                             Former Executive Vice President of FMG Group         Pharmaceuticals
Age: 57                                              (OTC), a healthcare provider; Former President
                                                     and Chief Executive Officer of the Lehigh
                                                     Group Inc., an interior construction company,
                                                     through 1997

OFFICERS:
BRUCE N. ALPERT        Since 1991          --        Executive Vice President and Chief Operating               --
President                                            Officer of Gabelli Funds, LLC since 1988 and
Age: 51                                              an officer of all mutual funds advised by
                                                     Gabelli Funds, LLC and its affiliates.
                                                     Director and President of Gabelli Advisers, Inc.

GUS A. COUTSOUROS      Since 2000          --        Vice President and Chief Financial Officer of Gabelli      --
Vice President and                                   Funds, LLC since 1998 and an officer of all mutual
Treasurer                                            funds advised by Gabelli Funds, LLC and its affiliates
Age: 41

JAMES E. MCKEE         Since 1995          --        Vice President, General Counsel and Secretary              --
Secretary                                            of Gabelli Asset Management Inc. since 1999
Age: 40                                              and GAMCO Investors, Inc. since 1993;
                                                     Secretary of all mutual funds advised by
                                                     Gabelli Advisers, Inc. and Gabelli Funds, LLC

-----------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted. 2 Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation.
  3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
  4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(CLASS AAA-NO-LOAD)                       PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(CLASS AAA-NO-LOAD)                    PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (CLASS AAA-NO-LOAD)
                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (CLASS AAA-NO-LOAD)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (CLASS AAA-NO-LOAD)                TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

  TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). THE PROSPECTUS GIVES A MORE COMPLETE DESCRIPTION OF THE FUND, INCLUDING FEES AND EXPENSES. READ THE
             PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                             Karl Otto Pohl
CHAIRMAN AND CHIEF                                FORMER PRESIDENT
INVESTMENT OFFICER                                DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS
Bruce N. Alpert                                   Gus Coutsouros
PRESIDENT                                         VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q303SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
EQUITY
INCOME
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2003

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003



TO OUR SHAREHOLDERS,

      In many of our Funds' June 30, 2003 shareholder reports, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Our Annual Reports will be mailed separately and include the performance of the Fund with a description of the factors affecting the performance during the past year, along with the financial statements and the investment portfolio. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                     Sincerely yours,

                                                     /S/ BRUCE N. ALPERT
                                                     Bruce N. Alpert
                                                     Chief Operating Officer
                                                     Gabelli Funds, LLC
October 17, 2003

PERFORMANCE DISCUSSION

      The Gabelli Woodland Small Cap Value Fund (the "Fund") gained 5.69% during the third quarter versus a gain of 9.08% for the Russell 2000 Index. From December 31, 2002, which is the Fund's commencement of operations, through September 30, 2003, the Fund is up 5.80% compared to a gain of 28.58% for the Russell 2000 Index during the same period.

      We previously talked about the current underlying performance drivers of the Russell 2000 Index (non-earnings companies and micro-caps); this past quarter still reflects the same underlying drivers. Investors are currently flocking to micro-cap and non-earning companies in an effort to add beta and keep up with the indices. A wide chasm of performance has developed in the small-cap segment of the market between the largest and smallest companies as well as between companies with positive earnings versus the companies with no earnings. According to Steve DeSanctis of Prudential Financial, the stocks in the fifth quintile (the smallest stocks) of the Russell 2000 Index were up 14.0% in the September quarter and are up 48.0% year-to-date while those in the first quintile (the largest small cap stocks) were only up 7.0% for the quarter and 21.0% year-to-date. To put this in further perspective, stocks with market caps greater than $1 billion (the Fund's weighted-average market cap is $1.3 billion) averaged a 5.6% return in the quarter and 18.3% year-to-date compared to stocks with market caps less than $500 million, which rose 12.4% during the quarter and 38.0% year-to-date. If we excluded the stocks with market caps below $500 million from the Russell 2000 Index its return would have been 4.7% for the quarter and 15.2% year-to-date.

      DeSanctis performed a similar analysis on the performance of stocks with positive earnings versus those with no earnings. The non-earners appreciated 14.0% during the quarter and 51.0% year-to-date compared to an increase of 8.1% for the quarter and 24.4% year-to-date for stocks with positive earnings.

      Another interesting data point is that stocks with prices less than $5 per share increased 25.0% during the quarter and are up an astonishing 76.9% year-to-date, while those with stock prices between $10 and $20 per share were up 9.4% for the quarter and 29.2% year-to-date, and stocks with prices greater than $20 per share only increased 6.5% during the quarter and 18.0% year-to-date.

      Our top three performing stocks this past quarter were Gaylord Entertainment, CNS Inc. and Cytyc Corporation. Gaylord Entertainment rose 25% in the quarter as the travel and lodging sector continued to recover. CNS, Inc. is a recent portfolio addition and rose 30% during the quarter. The company is best known for its Breathe Right nasal strips. Just last quarter Cytyc was one of the weakest performers in the portfolio due to investor concern over a new entrant into the Pap smear market and the potential impact on Cytyc's pricing and market share. In the most recent quarter the stock rose 42% and the company demonstrated its dominance as the market leader through increased share gains with the laboratories.

      Three of the weaker performers during the quarter included Danka Business Systems, Insurance Auto Auctions, and Key Energy Services. Both Danka and Insurance Auto Auctions are in the process of cumbersome Enterprise Resource Planning (ERP) system implementations and have had some problems, delays, and cost overruns that have disappointed investors and hampered earnings in the short-run. Key Energy is an on-shore provider of oil and gas well services in the United States. The company has a dominant 40% market share in the domestic market and has been the industry consolidator for the past couple years.

      During this last quarter, five positions were eliminated: Station Casinos, Dillard's, ServiceMaster, Northwest Airlines and BMC Industries. Station Casinos was a very successful investment that earned well over 100% for us in less than one year. We sold our position because the stock price reached what we felt was a fair value for the business. With Dillard's and ServiceMaster, we lost confidence in management's ability to grow revenues and earnings and there were no visible catalysts in the foreseeable future. Finally, Northwest Airlines and BMC Industries were sold because both companies have the headwind of significant debt burdens going against them combined with very tough industry conditions.

      The Fund initiated several new positions: Park-Ohio Holdings, Jarden Corp., TBC Corp., ValueVision Media, Journal Communications, La-Z Boy, PepsiAmericas, Ionics, Stellent, American Axle & Manufacturing, and Payless Shoesource.

INVESTMENT RESULTS (CLASS AAA SHARES)(A)
-------------------------------------------------------------------------------
                                             Calendar Quarter
                              ----------------------------------------
                                1ST           2ND        3RD      4TH    YEAR
                                ---           ---        ---      ---    ----
  2003:   Net Asset Value .... $9.20        $10.01     $10.58      --     --
          Total Return ....... (8.0)%(b)      8.8%       5.7%      --     --
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                     RETURNS THROUGH SEPTEMBER 30, 2003 (A)
                     --------------------------------------
                                                                       SINCE
                                                         QUARTER   INCEPTION (B)
                                                         -------   -------------
  Gabelli Woodland Small Cap Value Fund Class AAA ......  5.69%        5.80%

  Russell 2000 Index ...................................  9.08%       28.58%
-------------------------------------------------------------------------------

 (a) Returns represent past performance and do not guarantee future results. Performance for a short period of time does not purport to represent long-term results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment return and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Russell 2000 Index is an unmanaged indicator of stock market performance. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities.
 (b) From commencement of investment operations on December 31, 2002.
--------------------------------------------------------------------------------

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In our efforts to bring to shareholders more timely portfolio information, Gabelli Funds' portfolio managers regularly participate in chat sessions on our website. Please visit www.gabelli.com for the specific dates and times of all of our upcoming chats. All chat sessions start at 4:15 PM (Eastern Time). Please arrive early, as participation is limited.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                     MARKET
       SHARES                           COST          VALUE
       ------                           ----         ------
              COMMON STOCKS -- 89.8%
              AEROSPACE -- 1.9%
         960  Alliant Techsystems
                Inc.+ ..............$   49,302   $   46,128
                                    ----------   ----------
              AGRICULTURE -- 0.6%
         650  Delta & Pine Land Co.     15,463       14,956
                                    ----------   ----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.1%
         730  American Axle &
                Manufacturing Holdings
                Inc.+ ..............    23,736       21,593
       1,200  TBC Corp.+ ...........    26,847       30,060
                                    ----------   ----------
                                        50,583       51,653
                                    ----------   ----------
              BUSINESS SERVICES -- 7.9%
       3,280  Bowne & Co. Inc. .....    39,161       49,036
       3,760  Danka Business Systems
                plc, ADR+ ..........    15,851        9,107
       1,380  Hon Industries Inc. ..    41,297       51,005
       3,210  The Brink's Co. ......    48,180       55,726
       1,180  Viad Corp. ...........    25,177       28,178
                                    ----------   ----------
                                       169,666      193,052
                                    ----------   ----------
              COMPUTER SOFTWARE AND SERVICES -- 4.0%
       3,200  Intergraph Corp.+ ....    67,863       74,496
       2,980  Stellent Inc.+ .......    24,684       23,125
                                    ----------   ----------
                                        92,547       97,621
                                    ----------   ----------
              CONSUMER PRODUCTS -- 9.8%
         990  Alberto-Culver Co.,
                Cl. A ..............    48,911       56,816
       2,880  Brunswick Corp. ......    67,831       73,958
         900  Church & Dwight
                Co. Inc. ...........    29,042       31,491
       2,220  CNS Inc. .............    21,446       24,618
         160  Jarden Corp.+ ........     5,247        6,040
       1,100  La-Z-Boy Inc. ........    23,461       24,420
       1,350  ValueVision Media Inc.,
                Cl. A+ .............    21,135       21,479
                                    ----------   ----------
                                       217,073      238,822
                                    ----------   ----------
              CONSUMER SERVICES -- 4.0%
       2,260  Dollar Thrifty Automotive
                Group Inc.+ ........    41,052       51,347
       4,060  Insurance Auto
                Auctions Inc.+ .....    53,014       45,675
                                    ----------   ----------
                                        94,066       97,022
                                    ----------   ----------
              DIVERSIFIED INDUSTRIAL -- 11.4%
       1,470  Albany International Corp.,
                Cl.  A .............    36,652       45,335
       5,440  Apogee Enterprises
                Inc. ...............    56,732       56,141
       1,420  Griffon Corp.+ .......    21,370       25,503
       2,700  Material Sciences
                Corp.+ .............    27,399       27,594
         170  Park-Ohio Holdings
                Corp.+ .............       893        1,387
       1,630  Pentair Inc. .........    63,543       64,988
       2,320  Texas Industries Inc.     49,782       57,072
                                    ----------   ----------
                                       256,371      278,020
                                    ----------   ----------

                                                     MARKET
       SHARES                           COST          VALUE
       ------                           ----         ------
              ENERGY AND UTILITIES -- 5.2%
       3,430  ALLETE Inc. ..........$   84,103   $   93,913
       3,380  Key Energy Services
                Inc.+ ..............    34,676       32,617
                                    ----------   ----------
                                       118,779      126,530
                                    ----------   ----------
              ENTERTAINMENT -- 3.0%
       1,710  Hasbro Inc. ..........    29,985       31,943
       4,150  Topps Co. Inc. .......    37,072       40,462
                                    ----------   ----------
                                        67,057       72,405
                                    ----------   ----------
              EQUIPMENT AND SUPPLIES -- 2.8%
       1,890  Tennant Co. ..........    66,769       69,628
                                    ----------   ----------
              FINANCIAL SERVICES -- 3.0%
       1,520  TCF Financial Corp. ..    61,463       72,884
                                    ----------   ----------
              FOOD AND BEVERAGE -- 8.5%
       5,280  Del Monte Foods Co.+ .    46,126       45,989
         620  IHOP Corp. ...........    18,648       20,367
       1,180  Ionics Inc.+ .........    30,944       28,863
       1,740  PepsiAmericas Inc. ...    25,027       25,212
       2,900  Triarc Companies Inc.     23,906       29,203
       5,720  Triarc Companies Inc.,
                Cl. B ..............    56,300       59,488
                                    ----------   ----------
                                       200,951      209,122
                                    ----------   ----------
              HEALTH CARE -- 8.6%
       2,700  Apogent Technologies
                Inc.+ ..............    51,143       56,322
       1,220  Apria Healthcare
                Group Inc.+ ........    29,827       33,403
       3,090  Cytyc Corp.+ .........    34,847       46,474
       1,380  Laboratory Corporation of
                America Holdings+ ..    41,323       39,606
       4,290  Orthodontic Centers of
                America Inc.+ ......    33,773       33,805
                                    ----------   ----------
                                       190,913      209,610
                                    ----------   ----------
              HOTELS AND GAMING -- 3.1%
       3,100  Gaylord Entertainment
                Co.+ ...............    67,516       76,105
                                    ----------   ----------
              PUBLISHING -- 5.0%
       6,990  Hollinger International
                Inc. ...............    73,213       86,326
          80  Journal Communications
                Inc., Cl. A+ .......     1,200        1,324
       1,210  Scholastic Corp.+ ....    37,021       34,836
                                    ----------   ----------
                                       111,434      122,486
                                    ----------   ----------
              RETAIL -- 5.8%
       2,950  Cole National Corp.+ .    34,086       36,757
       2,980  Office Depot Inc.+ ...    41,584       41,869
       1,790  Payless ShoeSource
                Inc.+ ..............    25,481       23,163
       1,302  The Sports Authority
                Inc.+ ..............    31,970       40,961
                                    ----------   ----------
                                       133,121      142,750
                                    ----------   ----------

                See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                     MARKET
       SHARES                           COST          VALUE
       ------                           ----         ------
              COMMON STOCKS (CONTINUED)
              SPECIALTY CHEMICALS -- 3.1%
       1,350  Cytec Industries
                Inc.+ ..............$   46,319   $   49,275
       1,150  Fuller (H.B.) Co. ....    27,093       27,911
                                    ----------   ----------
                                        73,412       77,186
                                    ----------   ----------
              TOTAL COMMON STOCKS .. 2,036,486    2,195,980
                                    ----------   ----------
    PRINCIPAL
     AMOUNT
    ----------
              U.S. GOVERNMENT OBLIGATIONS -- 7.4%
     $182,000 U.S. Treasury Bills,
                0.855% to 0.915%++,
                10/09/03 to
                12/26/03 ...........   181,821      181,824
                                    ----------   ----------
              TOTAL
                INVESTMENTS --
                97.2% ..............$2,218,307    2,377,804
                                    ==========
              OTHER ASSETS AND LIABILITIES
                (NET) -- 2.8% ..................     67,251
                                                 ----------
              NET ASSETS -- 100.0% ............. $2,445,055
                                                 ==========
----------------
              For Federal tax purposes:
              Aggregate cost ................... $2,227,405
                                                 ==========
              Gross unrealized appreciation .... $  192,053
              Gross unrealized depreciation ....    (41,654)
                                                 ----------
              Net unrealized appreciation ...... $  150,399
                                                 ==========
----------------
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $2,218,307) ..... $2,377,804
  Cash ........................................     12,869
  Dividends receivable ........................        644
  Receivable from Advisor .....................     72,035
  Other assets ................................     14,820
                                                ----------
  TOTAL ASSETS ................................  2,478,172
                                                ----------
LIABILITIES:
  Payable for investments purchased ...........      7,231
  Payable for distribution fees ...............        568
  Payable for legal and audit fees ............     15,051
  Other accrued expenses ......................     10,267
                                                ----------
  TOTAL LIABILITIES ...........................     33,117
                                                ----------
  NET ASSETS .................................. $2,445,055
                                                ==========
NET ASSETS CONSIST OF:
  Capital stock, at par value ................. $      231
  Additional paid-in capital ..................  2,294,425
  Accumulated net realized loss
    on investments ............................     (9,098)
  Net unrealized appreciation
    on investments ............................    159,497
                                                ----------
  TOTAL NET ASSETS ............................ $2,445,055
                                                ==========
SHARES OF BENEFICIAL INTEREST ($0.001 PAR VALUE):
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share (219,680 Shares outstanding) ....     $10.58
                                                    ======
  CLASS A:
  Net Asset Value, offering and redemption price
    per share (315 Shares outstanding) ........     $10.57
                                                    ======
  Maximum sales charge ........................      5.75%
                                                    ======
  Maximum offering price per share (NAV (DIVIDE)
    0.9425, based on maximum sales charge of 5.75%
    of the offering price at September 30, 2003)    $11.21
                                                    ======
  CLASS B:
  Net Asset Value, offering and redemption price
    per share (10 Shares outstanding) .........     $10.59(a)
                                                    ======
  CLASS C:
  Net Asset Value and offering price per share
    (11,206 Shares outstanding) ...............     $10.55(a)
                                                    ======

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2003*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends ................................... $   8,575
  Interest ....................................     1,261
                                                ---------
  TOTAL INVESTMENT INCOME .....................     9,836
                                                ---------
EXPENSES:
  Investment advisory fees ....................     9,547
  Distribution fees ...........................     2,553
  Amortization of offering expenses ...........    44,623
  Custodian fees ..............................    28,000
  Legal and audit fees ........................    18,132
  Registration fees ...........................    16,200
  Shareholder services fees ...................    10,950
  Shareholder communications expenses .........     9,424
  Directors' fees .............................        50
  Miscellaneous expenses ......................     4,370
                                                ---------
  TOTAL EXPENSES BEFORE FEES WAIVED AND
    EXPENSES REIMBURSED BY MANAGER ............   143,849
                                                ---------
  FEES WAIVED AND EXPENSES REIMBURSED
    BY MANAGER ................................  (124,599)
                                                ---------
  TOTAL EXPENSES -- NET .......................    19,250
                                                ---------
  NET INVESTMENT LOSS .........................    (9,414)
                                                ---------
NET REALIZED AND UNREALIZED GAIN/ (LOSS)
  ON INVESTMENTS
  Net realized loss on investments ............      (586)
  Net change in unrealized appreciation
    on investments ............................   159,497
                                                ---------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ............................   158,911
                                                ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................... $ 149,497
                                                =========

------------------
  * For the period December 31, 2002 (commencement of operations) through September 30, 2003.
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                               PERIOD ENDED
                                                            SEPTEMBER 30, 2003*
                                                            -------------------
OPERATIONS:
  Net investment loss ......................................     $   (9,414)
  Net realized loss on investments .........................           (586)
  Net change in unrealized appreciation on investments .....        159,497
                                                                 ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....        149,497
                                                                 ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued
    Class AAA ..............................................      2,835,643
    Class A ................................................          2,926
    Class B ................................................            100
    Class C ................................................        113,807
                                                                 ----------
                                                                  2,952,476
                                                                 ----------
  Cost of shares redeemed
    Class AAA ..............................................       (656,918)
                                                                 ----------
  Net increase in net assets from capital share transactions      2,295,558
                                                                 ----------
  NET INCREASE IN NET ASSETS ...............................      2,445,055

NET ASSETS:
  Beginning of period ......................................             --
                                                                 ----------
  End of period ............................................     $2,445,055
                                                                 ==========

--------------------
*For the period December 31, 2002 (commencement of operations) through September 30, 2003.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Woodland Small Cap Value Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on that day, then the security is valued at the closing bid price. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days are valued at the latest average of the bid and asked prices obtained from a pricing service approved by the Board of Directors, or a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2003, there were no repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

OFFERING COSTS. The Fund incurred offering costs of $59,443. At September 30, 2003, the remaining balance of prepaid offering costs was $14,820. The offering costs are being amortized on a straight-line basis over twelve months starting from the date of commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

There were no distributions paid during the fiscal period ended September 30, 2003.

For the fiscal period ended September 30, 2003, reclassifications were made to decrease accumulated net investment loss for $9,414 and increase accumulated net realized loss on investments for $8,512, with an offsetting adjustment to additional paid-in capital.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

PROVISION FOR INCOME TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required. As of September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                 Net unrealized appreciation .........  $150,399
                                                        --------
                   Total accumulated earnings ........  $150,399
                                                        ========

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

The difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The Adviser has agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses at 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, Class A, Class B and Class C Shares, respectively. For the period ended September 30, 2003, the Adviser reimbursed the Fund in the amount of $124,599. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00% of average daily net assets.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the period ended September 30, 2003, the Class AAA shares incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $2,327, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

For the period ended September 30, 2003, the Class A Shares incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $4 or 0.25% of average daily net assets. Such payments are accrued daily and paid monthly.

For the period ended September 30, 2003, the Class B Shares incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $1 or 1.00% of average daily net assets. Such payments are accrued daily and paid monthly.

For the period ended September 30, 2003, the Class C Shares incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $221 or 1.00% of average daily net assets. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the period ended September 30, 2003, other than short term securities, aggregated $2,512,389 and $475,317, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2003, the Fund paid brokerage commissions of $37 to Gabelli & Company, Inc. and its affiliates.

7. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                   PERIOD ENDED
                                                SEPTEMBER 30, 2003
                                              ----------------------
                                               SHARES         AMOUNT
                                               ------         -------
          CLASS AAA
          Shares sold ........................ 283,812      $2,835,643
          Shares redeemed .................... (64,132)       (656,918)
                                               -------      ----------
          Net increase in Class AAA shares ... 219,680      $2,178,725
                                               =======      ==========
          CLASS A
          Shares sold ........................     315      $    2,926
                                               -------      ----------
          Net increase in Class A shares .....     315      $    2,926
                                               =======      ==========
          CLASS B
          Shares sold ........................      10      $      100
                                               -------      ----------
          Net increase in Class B shares .....      10      $      100
                                               =======      ==========
          CLASS C
          Shares sold ........................  11,206      $  113,807
                                               -------      ----------
          Net increase in Class C shares .....  11,206      $  113,807
                                               =======      ==========

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                            OPERATING PERFORMANCE
              ---------------------------------------------------
                                          NET
                                        REALIZED
                NET ASSET      NET        AND           TOTAL         NET               NET ASSETS,
                  VALUE,  INVESTMENT   UNREALIZED       FROM      ASSET VALUE,            END OF
PERIOD ENDED    BEGINNING    INCOME   GAIN (LOSS)   ON INVESTMENT    END OF     TOTAL     PERIOD
SEPTEMBER 30  OF PERIOD(A) (LOSS)(C)  INVESTMENTS     OPERATIONS     PERIOD    RETURN+  IN (000'S)
------------  ----------- ----------  ------------  ------------- ------------ -------  -----------
CLASS AAA
2003             $10.00     $(0.07)      $0.65          $0.58        $10.58      5.80%    $2,323
CLASS A
2003             $10.00     $(0.07)      $0.64          $0.57        $10.57      5.70%    $    3
CLASS B
2003             $10.00     $(0.12)      $0.71          $0.59        $10.59      5.90%    $  0.1
CLASS C
2003             $10.00     $(0.11)      $0.66          $0.55        $10.55      5.50%    $  118

                     RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
              --------------------------------------------------------------

                   NET
               INVESTMENT       EXPENSES          EXPENSES
              INCOME (LOSS)      NET OF            BEFORE         PORTFOLIO
PERIOD ENDED   TO AVERAGE       WAIVERS/          WAIVERS/        TURNOVER
SEPTEMBER 30  NET ASSETS(D) REIMBURSEMENTS(D) REIMBURSEMENTS(B)(D)  RATE
------------  ------------- ----------------- -------------------- ---------
CLASS AAA
2003             (0.97)%          2.00%              15.05%           39%
CLASS A
2003             (0.97)%          2.00%              15.05%           39%
CLASS B
2003             (1.72)%          2.75%              15.80%           39%
CLASS C
2003             (1.72)%          2.75%              15.80%           39%

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) As of December 31, 2002.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Per share amounts have been calculated using the monthly average shares outstanding method.
(d) Annualized.

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE GABELLI WOODLAND SMALL CAP VALUE FUND

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of The Gabelli Woodland Small Cap Value Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period December 31, 2002 (commencement of operations) to September 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Woodland Small Cap Value Fund at September 30, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period December 31, 2002 (commencement of operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States.

                                                        /S/ ERNST & YOUNG LLP

New York, New York
November 7, 2003

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Woodland Small Cap Value
Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Woodland Small Cap Value Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                         HELD BY DIRECTOR 3
-----------------     ------------- ----------------     -----------------------                       -------------------
INTERESTED DIRECTORS 4:
MARIO J. GABELLI       Since 1991          23       Chairman of the Board and Chief Executive        Director of Morgan Group
Director, President and                             Officer of Gabelli Asset Management Inc. and     Holdings, Inc. (transportation
Chief Investment Officer                            Chief Investment Officer of Gabelli Funds,       services); Vice Chairman of
Age: 61                                             LLC and GAMCO Investors, Inc.; Vice Chairman     Lynch Corporation (diversified
                                                    and Chief Executive Officer of Lynch Interactive manufacturing)
                                                    Corporation (multimedia and services)

JOHN D. GABELLI        Since 1991          10       Senior Vice President of Gabelli & Company,           --
Director                                            Inc.; Director of Gabelli Advisers, Inc.
Age: 59

KARL OTTO POHL         Since 1992          32       Member of the Shareholder Committee of Sal       Director of Gabelli Asset
Director                                            Oppenheim Jr. & Cie (private investment          Management Inc. (investment
Age: 73                                             bank); Former President of the                   management); Chairman,
                                                    Deutsche Bundesbank and Chairman of its          Incentive Capital and Incentive
                                                    Central Bank Council (1980-1991)                 Asset Management (Zurich);
                                                                                                     Director at Sal Oppenheim
                                                                                                     Jr. & Cie, Zurich
NON-INTERESTED DIRECTORS:
ANTHONY J. COLAVITA    Since 1991          34       President and Attorney at Law in the law firm         --
Director                                            of Anthony J. Colavita, P.C.
Age: 67

VINCENT D. ENRIGHT     Since 1991          12       Former Senior Vice President and Chief Financial      --
Director                                            Officer of KeySpan Energy Corporation
Age: 59

ROBERT J. MORRISSEY    Since 1991          10       Partner in the law firm of Morrissey, Hawkins         --
Director                                            & Lynch
Age: 64

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                         HELD BY DIRECTOR 3
-----------------     ------------- ----------------     -----------------------                       -------------------
NON-INTERESTED DIRECTORS (CONTINUED):
ANTHONY R. PUSTORINO   Since 1991          17        Certified Public Accountant; Professor                --
Director                                             Emeritus, Pace University
Age: 78

ANTHONIE C. VAN EKRIS  Since 1991          19        Managing Director of BALMAC                      Director of Aurado
Director                                             International, Inc.                              Exploration Inc.
Age: 69

SALVATORE J. ZIZZA     Since 2001          10        Chairman, Hallmark Electrical Supplies Corp.;    Director of Hollis Eden
Director                                             Former Executive Vice President of FMG Group     Pharmaceuticals
Age: 57                                              (OTC), a healthcare provider; Former President
                                                     and Chief Executive Officer of the Lehigh
                                                     Group Inc., an interior construction company,
                                                     through 1997

OFFICERS:
BRUCE N. ALPERT        Since 1991          --        Executive Vice President and Chief Operating          --
President                                            Officer of Gabelli Funds, LLC since 1988 and
Age: 51                                              an officer of all mutual funds advised by
                                                     Gabelli Funds, LLC and its affiliates.
                                                     Director and President of Gabelli Advisers, Inc.

GUS A. COUTSOUROS      Since 2000          --        Vice President and Chief Financial Officer of Gabelli --
Vice President and                                   Funds, LLC since 1998 and an officer of all mutual
Treasurer                                            funds advised by Gabelli Funds, LLC and its affiliates
Age: 41

JAMES E. MCKEE         Since 1995          --        Vice President, General Counsel and Secretary         --
Secretary                                            of Gabelli Asset Management Inc. since 1999
Age: 40                                              and GAMCO Investors, Inc. since 1993;
                                                     Secretary of all mutual funds advised by
                                                     Gabelli Advisers, Inc. and Gabelli Funds, LLC

-------------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted. 2 Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. The Gabelli Woodland
     Small Cap Value Fund is a series of Gabelli Equity Series Funds, Inc., which was organized on July 25, 1991. The Fund commenced investment operations on December 31, 2002.
  3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
  4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as each Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
     ---------------------------------------------------------------------------

     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                           Karl Otto Pohl
CHAIRMAN AND CHIEF                              FORMER PRESIDENT
INVESTMENT OFFICER                              DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                             Anthony R. Pustorino
ATTORNEY-AT-LAW                                 CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                       PROFESSOR EMERITUS
                                                PACE UNIVERSITY

Vincent D. Enright                              Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                    MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                     BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                 Salvatore J. Zizza
SENIOR VICE PRESIDENT                           CHAIRMAN
GABELLI & COMPANY, INC.                         HALLMARK ELECTRICAL
                                                SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                         Bruce N. Alpert
PORTFOLIO MANAGER                               PRESIDENT

James E. McKee                                  Gus Coutsouros
SECRETARY                                       VICE PRESIDENT AND TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

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This report is submitted for the general  information of the shareholders of The
Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q303SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
WOODLAND
SMALL CAP
VALUE
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of conduct description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Code of conduct, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds Inc.

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       12/5/2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       12/5/2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.